                               [Graphic Omitted]



 GALAXY FUND II REPORT

  Large Company Index Fund . Small Company Index Fund .
  Utility Index Fund . U.S. Treasury Index Fund . Municipal Bond Fund

  ANNUAL
  REPORT

  FOR THE
  YEAR ENDED
  MARCH 31, 1997

                                   CHAIRMAN'S
                                   MESSAGE

Dear Galaxy Fund II Shareholder:

      Enclosed is your report on the performance of the Galaxy Fund II portfolios for the 12 months ended March 31, 1997. Inside, you'll find an overview of financial market activity during this period -- as well as an investment commentary for each portfolio. The report also lists the securities contained in the individual portfolios when the reporting period ended and provides portfolio financial statements for your review.
      This past year has been both rewarding and challenging for investors. Strong economic growth drove stock prices to new highs. However, these prices became more volatile as investors grew worried about higher inflation and rising interest rates. Fears of inflation also created volatility among bonds.
      Such volatility can be unnerving, even for veteran investors. It's important to remember, therefore, that the recent ups and downs in prices are part of normal market behavior. Historically, the volatility of this past year was unremarkable. Stock market rallies typically experience corrections of at least 10% every couple of years. By the end of March 1997, however, the broad stock market indices had rallied for more than six years without a correction of any significance.
      Most people invest for long-term goals, and short-term volatility tends to smooth out over time. So by sticking to your investment strategy, you improve the chance of reaping the long-term returns that you desire.
      Keeping your portfolio well diversified can make it easier to weather volatile times. Because individual asset classes and market sectors often move in different directions, having a range of investments increases the likelihood that some part of your portfolio will perform well in a given period. With several choices of stock and bond investments, the Galaxy Fund II portfolios can provide some of the diversification you might seek. Your investment professional can help you choose a mix of funds that suits your particular needs.
      If you would like additional information about any Galaxy funds or services, or if you have questions about material in this report, please call the Galaxy Information Center at 1-800-628-0414.

Sincerely,

/s/ Dwight E. Vicks, Jr.
Dwight E. Vicks, Jr.
Chairman of the Board of Trustees

Mutual Funds:
o are not bank deposits
o are not FDIC insured
o are not obligations of Fleet Bank
o are not guaranteed by Fleet Bank
o are subject to investment risks including possible loss of principal amount invested

                                 MARKET OVERVIEW

MARKET OVERVIEW
By Fleet Investment Advisors Inc.
      Over the past 12 months ended March 31, 1997, we have witnessed significant divergence among various financial market sectors as well as increased volatility within each sector. Although inflation remained moderate during this time, accelerating economic strength made investors worry that the Federal Reserve would stem future inflation by tightening the money supply with higher interest rates. This dampened prices for both stocks and bonds. At times when economic growth eased, fears of inflation faded, pushing stock and bond prices higher.

MONITORING GROWTH
      The volatility in stock and bond prices was evident throughout the 12-month period ended March 31, 1997. During the second quarter of 1996, the Gross Domestic Product ("GDP"), which measures U.S. goods and services, grew at an annual rate of 4.7%. This growth rate more than doubled that for the first quarters of 1996 and 1995, thus the threat of inflation loomed large. In addition, bond prices fell enough to push the yield for long-term Treasuries above 7% for the first time since May of 1995.
      During the period, stock prices benefited from continued growth in company earnings, unprecedented flows of cash into stock mutual funds, and reduced supply due to corporate share repurchase programs. At the same time, higher bond yields made stock prices more volatile. News of further economic strength in the third quarter of 1996 caused a short-term correction in stock prices and drove the yield for long-term Treasury bonds to 7.2%. Stocks and bonds then rallied in the fourth quarter, as annual inflation rates stayed near 3%, and fears of higher interest rates eased. By the end of the fourth quarter, the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P Index") had earned an 8.34% total return, and long-term Treasury yields had fallen to 6.6%.
      Stock investors remained hopeful about inflation for most of 1997's first quarter, even though economic growth continued to accelerate. Bond prices seesawed, ending lower than when the quarter began. As the Federal Reserve raised short-term interest rates by 25 basis points in the final weeks of the quarter, and long-term Treasury yields rose above 7%, stock prices retreated sharply. This reduced nearly a 10% advance by the S&P Index earlier in the quarter to a gain of 2.7%.

"Although inflation remained moderate
during this time, accelerating economic
strength made investors worry that the
Federal Reserve would stem future
inflation by tightening the money supply with higher interest rates."

                                 MARKET OVERVIEW

      During the 12-month period ended March 31, 1997, investors generally preferred large company stocks over small company stocks, due to the greater earnings reliability of larger firms in an uncertain economy. Utility stocks were frequently out of favor, given their heightened sensitivity to changes in interest rates. A strong economy generally helped corporate bonds outperform Treasury issues, while higher interest rates helped municipal bonds outpace taxable securities.

SLOWER GROWTH AHEAD
      We believe the economy will continue to vacillate between excessive strength and weakness for the rest of 1997. If stronger growth threatens higher inflation, the Federal Reserve may raise interest rates another 25 basis points. Despite tight labor markets, however, we believe inflation will remain moderate. As higher interest rates take their toll, economic growth should slow to a rate of 2%. This should help interest rates and bond prices to stabilize.
      With higher interest rates and slower growth, corporate earnings may come under greater pressure --keeping stock prices vulnerable to further weakness. If prices become more attractive, however, stocks should find new appeal among investors in a climate of moderate economic growth and inflation.

"We believe the economy will continue to vacillate between excessive strength and weakness for the rest of 1997. If stronger growth threatens higher inflation, the Federal Reserve may raise interest rates another 25 basis points."

Performance At-A-Glance

Average Annual Returns as of March 31, 1997

LARGE COMPANY INDEX FUND Inception Date 10/1/90

1 Year              19.32%
3 years             21.86%
5 Years             15.96%
Life of Fund        17.42%

SMALL COMPANY INDEX FUND Inception Date 10/1/90

1 Year               9.60%
3 years             15.56%
5 Years             13.01%
Life of Fund        17.93%

UTILITY INDEX FUND Inception Date 1/5/93

1 Year               3.46%
3 years             11.09%
Life of Fund         8.87%

U.S. TREASURY INDEX FUND Inception Date 6/4/91

1 Year              3.91%
3 years             5.90%
5 Years             6.69%
Life of Fund        7.29%

MUNICIPAL BOND FUND Inception Date 4/15/93

1 Year              4.15%
3 years             5.60%
Life of Fund        5.02%

The performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                PORTFOLIO REVIEWS

GALAXY FUND II LARGE COMPANY
INDEX FUND

-----------------------------


Photo of Murphy van der Velde


-----------------------------

By Murphy van der Velde
Portfolio Manager
      The Galaxy Fund II Large Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the S&P Index. By investing in publicly traded U.S. stocks according to their representation in the S&P Index, the Fund is also structured to deliver the same volatility and risk as the S&P Index.
      Continued strength in stock prices, particularly for stocks of larger companies, produced a total return of 19.82% for the S&P Index in the 12 months ended March 31, 1997. Over the same time, the Fund had a total return of 19.32% (after the deduction of operating expenses.)
      This 12-month performance represents a correlation coefficient of 99.97%. The correlation coefficient measures the degree to which a fund's performance moves in line with its target index during specific periods.
      If economic growth slows in the months ahead, creating disappointments in earnings, large companies of high quality may be especially vulnerable to further price correction. Investor preference for strong liquidity and reliable earnings, plus the popularity of mutual funds that mirror the S&P Index, have created valuations for the large company stocks in the S&P Index that are quite high compared to the long-term earnings prospects of those firms.
      If prices correct, however, investors should find a more favorable balance of risk and reward among large company issues. If economic growth moderates and investors see that inflation is still under control, the appeal of large company stocks at attractive prices should expand.

Galaxy Fund II
Large Company
Index Fund

Distribution of Total Net Assets
as of March 31, 1997

Consumer Staples                            21%
U.S. Government and Agency Obligations
  and Net Other Assets and Liabilities      17%
Finance                                     13%
Technology                                  13%
Energy                                       8%
Other Common Stocks                          8%
Consumer Cyclical                            7%
Utilities                                    7%
Capital Goods                                6%

Galaxy Fund II
Large Company Index Fund

Growth of $10,000 investment*


                          GALAXY FUND II
                S&P       LARGE COMPANY
               INDEX       INDEX FUND
----------------------------------------
10/1/90        10,000         10,000
   3/91        12,525         12,260
   3/92        13,897         13,539
   3/93        16,017         15,526
   3/94        16,253         15,683
   3/95        18,808         18,048
   3/96        24,840         23,787
   3/97        29,763         28,383

* Since inception on 10/1/90. The S&P Index(R) is an unmanaged index which does not reflect expenses and management fees.


GALAXY FUND II SMALL COMPANY
INDEX FUND

By Murphy van der Velde
Portfolio Manager
      For much of the past year, continued economic growth and moderate inflation helped stocks of small companies earn solid returns. As uncertainty about future economic growth drove investors to large company issues, prices for small company stocks retreated from the exceptional levels they had earned earlier. Also bearing the brunt of a sharp price slide in technology issues, the small company sector lagged stocks as a whole. Even so, sector returns were positive for the 12 months ended March 31, 1997.
      During that period, the Russell Special Small CompanyTM Index (the "Russell Index") produced a total return of 6.85%. Over the same time, the Galaxy Fund II Small Company Index Fund returned 9.60% (after the deduction of operating expenses).
      This 12-month performance represents a correlation coefficient of 98.74%. The correlation coefficient measures the degree to which a fund's performance moves in line with the target index during the period. The Fund's outperformance of the Russell Index can be attributed primarily to our use of futures related to mid-cap stocks in the Russell Index, which outperformed smaller-cap stocks in the Russell Index over the past year. As a result of shareholders approving a change in the Fund's target index on May 9, 1997, the S&P 600 Small Company Index is now the Fund's target index.
      During the same period, the Standard & Poor's(R) Small Cap 600 Index, which tracks the price performance of a selection of 600 small company stocks, produced a total return of 8.39%.
       If higher interest rates slow economic growth in coming months, and disappointments in corporate earnings make stocks vulnerable to further correction, we believe there may be additional weakness for both large and small company issues. A more complete correction in the broader market indices, combined with the sizable decline small company stocks have already seen, should produce a more favorable risk/reward balance for the sector. This may be especially true for technology stocks, whose long-term prospects remain intact.

Galaxy Fund II
Small Company Index Fund

Distribution of Total Net Assets
as of March 31, 1997

Finance                                      19%
U.S. Government and Agency Obligations
  and Net Other Assets and Liabilities       16%
Consumer Staples                             14%
Technology                                   14%
Consumer Cyclical                            10%
Utilities                                     8%
Other Common Stocks                           6%
Energy                                        5%
Basic Materials                               4%
Capital Goods                                 4%

GALAXY FUND II
SMALL COMPANY
INDEX FUND

Growth of $10,000 investment*

                      RUSSELL SPECIAL                            GALAXY FUND II
                     SMALL COMPANY(TM)      S&P SMALL CAP        SMALL COMPANY
                          INDEX               600 INDEX           INDEX FUND
--------------------------------------------------------------------------------
10/1/90                   10,000                10,000               10,000
   3/91                   13,868                13,070               13,184
   3/92                   16,814                16,342               15,831
   3/93                   19,699                19,194               18,246
   3/94                   20,728                20,850               18,916
   3/95                   22,527                21,945               20,354
   3/96                   29,450                28,791               26,632
   3/97                   31,467                31,205               29,188

*Since inception on 10/1/90. The Russell Special Small Company(TM) Index and the
 Standard & Poor's(R) Small Cap 600 Index are unmanaged indices which do not reflect expenses and management fees.

GALAXY FUND II UTILITY INDEX FUND

By Murphy van der Velde
Portfolio Manager
       The Galaxy Fund II Utility Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of stocks in the utility industry. To this end, the Fund invests in publicly traded stocks according to their representation in the Russell 1000TM Utility Index (the "Utility Index"), an unmanaged index of the common stocks of the utility companies included in the Russell 1000.
       Over the last 12 months utility stocks have endured a tug-of-war involving many factors. In the first part of the period, rising prices for crude oil, disappointing earnings, higher interest rates and the continued consolidation of natural gas firms overcame investors' desire for income-oriented stocks. Utility stocks then benefited as interest rates fell, company earnings improved, and natural gas prices rose. The sector suffered again later in the period, however, as a mild winter weakened energy prices and strong economic growth sent interest rates higher.
       Despite this volatility, utility stocks enjoyed a modest advance. For the 12 months ended March 31, 1997, the Utility Index produced a total return of 2.74%, and the Galaxy Fund II Utility Index Fund had a total return of 3.46% (after the deduction of operating expenses).
       This 12-month performance represents a correlation coefficient of 96.25%. The correlation coefficient measures the degree to which a fund's performance moves in line with its target index during the period. As a result of shareholders approving a change in the Fund's target index on May 9, 1997, the S&P Utility Index is now the Fund's target index. The Fund's outperformance of the Utility Index was due primarily to our rebalancing of the Fund's portfolio in accordance with this new target index before the necessary approvals had been obtained. Once we became aware that these approvals had not yet been obtained, we reversed these steps and brought the portfolio in line with the Utility Index.

       The Standard & Poor's(R) Utility Index, which reflects the performance of a more yield oriented cross-section of utility stocks than the Russell 1000TM Utility Index, returned 4.62% during the 12 months ended March 31, 1997.

      Although interest rates may continue to rise if economic growth remains strong, we believe slower economic growth and a greater stability in interest rates later in 1997 will make utility stocks more attractive to investors. Having already suffered significant weakness in prices, utility stocks are nearing a more reasonable blend of risk and return.

Murphy van der Velde became manager of the Galaxy Fund II Large Company Index Fund, the Galaxy Fund II Small Company Index Fund and the Galaxy Fund II Utility Index Fund in March of 1996. The managing director of equity trading and derivative products for Fleet Investment Advisors Inc., Mr. van der Velde has managed equity portfolios since 1993.

Galaxy Fund II
Utility Index Fund

Distribution of Total Net Assets
as of March 31, 1997

Energy and Net Other Assets and Liabilities   1%
Technology                                   20%
Utilities                                    79%

Galaxy Fund II
Utility Index Fund
Growth of $10,000 investment*

                     RUSSELL 1000(R)                            GALAXY FUND II
                         UTILITY         STANDARD & POOR'S(R)       UTILITY
                          INDEX             UTILITY INDEX          INDEX FUND
--------------------------------------------------------------------------------
1/5/93                   10,000                10,000               10,000
  3/93                   10,870                10,950               10,985
  3/94                   10,342                10,498               10,454
  3/95                   10,913                11,261               10,941
  3/96                   13,928                14,160               13,853
  3/97                   14,310                14,814               14,332

*Since inception on 1/5/93. The Russell 1000(R) Utility Index and Standard &
 Poor's(R) Utility Index are unmanaged indices which do not reflect expenses and management fees.

GALAXY FUND II U.S. TREASURY INDEX FUND

By David Lindsay
Portfolio Manager
      The Galaxy Fund II U.S. Treasury Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the U.S. Treasury component of the Salomon Brothers Broad Investment Grade Bond Index (the "U.S. Treasury Index"). The Fund attempts to meet this objective by investing in U.S. Treasury notes and bonds according to their representation in the U.S. Treasury Index.
      Treasury bonds traded in a relatively narrow range over the past year, with yields for 30-year issues ranging between 6.35% and 7.20%. Within that range, however, Treasury prices were quite volatile as expectations for higher interest rates ebbed and flowed. For much of the period, a strengthening economy drew investors away from Treasuries to corporate bonds. This kept upward relative pressure on corporate prices, and downward pressure on their yields, intensifying an already narrow spread between yields for corporate and Treasury issues.

-----------------------------


Photo of David Lindsay


-----------------------------

      For the 12 months ended March 31, 1997, the U.S. Treasury Index posted a total return of 4.21%, and the Galaxy Fund II U.S. Treasury Index Fund had a total return of 3.91% (after deduction of operating expenses).
      This 12-month performance represents a correlation coefficient of 99.39%. The correlation coefficient measures the degree to which a fund's performance moves in line with its target index during the period.
      If economic growth slows later in 1997 and inflation remains moderate, we believe Treasury bonds will be quite attractive to investors when long-term yields exceed 7%. Under these conditions, we would expect long-term Treasury bonds to enjoy a positive total return for the next 12 months, earning interest income plus some capital appreciation.

David Lindsay has managed the Galaxy Fund II U.S. Treasury Index Fund since July of 1994. He has managed fixed income portfolios for Fleet Investment Advisors Inc. since 1986.

GALAXY FUND II
U.S. TREASURY
INDEX FUND

Distribution of Total Net Assets
as of March 31, 1997

U.S. Treasury Notes                                       72%
U.S. Treasury Bonds                                       25%
Other U.S. Government and Agency Obligations
  and Net Other Assets and Liabilities                     3%

GALAXY FUND II
U.S. TREASURY INDEX FUND
Growth of $10,000 investment*

                         SALOMON BROTHERS        GALAXY FUND II
                           U.S. TREASURY          U.S. TREASURY
                              INDEX                INDEX FUND
--------------------------------------------------------------------------------
 6/4/91                       10,000                 10,000
   3/92                       10,941                 10,899
   3/93                       12,486                 12,390
   3/94                       12,821                 12,687
   3/95                       13,439                 13,171
   3/96                       14,849                 14,500
   3/97                       15,474                 15,066

*Since inception on 1/5/93. The Russell 1000(R) Utility Index and Standard &
 Poor's(R) Utility Index are unmanaged indices which do not reflect expenses and management fees.

GALAXY FUND II
MUNICIPAL BOND FUND

By Mary McGoldrick
Portfolio Manager
      The Galaxy Fund II Municipal Bond Fund seeks to provide the highest level of income exempt from regular federal tax that is consistent with preservation of capital. Typically, the Fund invests substantially all of its assets in debt securities issued by state, local and regional government agencies, and maintains an average maturity for its investments of seven to 12 years.
      In the past year, municipal bonds frequently outperformed taxable issues. Hurt earlier by talk of legislation that would have ended many of their tax advantages, long-term municipal bond prices strengthened when Congress failed to act on these proposals. Shorter-term maturities' yields increased, thus underperforming the longer maturities as stronger economic momentum eventually resulted in a tightening of monetary policy by the Federal Reserve.

-----------------------------


Photo of Mary McGoldrick


-----------------------------

      In this volatile interest rate environment, we emphasized investments with features that investors tend to favor, including municipal bonds with good credit quality and strong call protection. We strove to maintain a broad mix of bonds across different maturities and market segments for defensive purposes. When yields were especially attractive we gave greater attention to longer-term issues that would lock in the higher yields for a longer period of time.
      The Galaxy Fund II Municipal Bond Fund earn a total return of 4.15% (after deduction of operating expenses) for the 12 months ended March 31, 1997. That compares to a return of 4.61% for its benchmark, the Lehman Seven-Year Municipal Bond Index.
      If continued economic strength prompts additional hikes in interest rates, we do not believe municipal bond yields will rise as much as yields for taxable issues. With higher interest rates fewer municipal bonds will be issued for refunding purposes resulting in a tighter supply situation. If higher rates slow economic growth later in the year and bond prices become more stable, we may give additional attention to longer-term investments.

Mary McGoldrick has managed the Galaxy Fund II Municipal Bond Fund since July of 1994. She has managed portfolios at Fleet Investment Advisors Inc. and other banks for 10 years.

GALAXY FUND II
MUNICIPAL BOND FUND

Geographical Distribution of Total Net Assets as of March 31, 1997

Net Other Assets & Liabilities                          (1)%
Cash Equivalents                                          1%
Mountain                                                  9%
Pacific                                                  10%
North Central                                            17%
East                                                     28%
South                                                    36%

GALAXY II
MUNICIPAL BOND FUND
Growth of $10,000 investment*

                                   LEHMAN BROTHERS           GALAXY FUND II
                                 SEVEN YEAR MUNICPAL            MUNCIPAL
                                     BOND INDEX                BOND FUND
-------------------------------------------------------------------------------
4/15/93                                 10,000                   10,000
   3/94                                 10,298                   10,310
   3/95                                 10,398                   10,857
   3/96                                 11,236                   11,657
   3/97                                 12,018                   12,141

                             SHAREHOLDER INFORMATION

                                    TRUSTEES
                                  AND OFFICERS

                              Dwight E. Vicks, Jr.
                              Chairman and Trustee

                                 John T. O'Neill
                              President, Treasurer
                                   and Trustee

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     Trustee

                                Donald B. Miller
                                     Trustee

                                  James M. Seed
                                     Trustee

                               Bradford S. Wellman
                                     Trustee

                                    W. Bruce
                               McConnel, III, Esq.
                                    Secretary

                                  Jylanne Dunne
                                Vice President &
                               Assistant Treasurer

                               INVESTMENT ADVISOR

                                Fleet Investment
                                  Advisors Inc.
                                 75 State Street
                                   Boston, MA
                                      02109

                                   DISTRIBUTOR

                                   First Data
                               Distributors, Inc.
                               4400 Computer Drive
                                  Westborough,
                               Massachusetts 01581

                                  ADMINISTRATOR

                               Fleet National Bank
                                50 Kennedy Plaza
                                   Providence,
                             Rhode Island 02903-2305

For complete information, and before making an investment decision on any of the Funds of Galaxy Fund II, you should request a prospectus from First Data Distributors, Inc., by calling (800) 628-0414. This report is submitted for the general information of shareholders of Galaxy Fund II. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of Galaxy Fund II, which contains more information concerning investment policies, expenses of the Funds as well as other pertinent information. Read the prospectus carefully before you invest.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Funds are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The performance data quoted represents past performance and the investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal.

                                [recycle symbol]
                   This report was printed on recycled paper.

Galaxy
Fund II

Large Company Index Fund
PORTFOLIO OF INVESTMENTS
March 31, 1997



                                                                     Value
Shares                                                              (Note 2)
-------                                                             --------
COMMON STOCKS - 83.15%

            Consumer Staples - 20.45%

 47,100     Abbott Laboratories ...............................     $2,643,488
  3,258     Alberto-Culver Co., Class B .......................         85,115
  3,787     Allergan, Inc. ....................................        110,296
  4,891     ALZA Corp.* .......................................        134,503
 10,334     American Brands, Inc. .............................        523,159
 38,470     American Home Products Corp. ......................      2,308,200
 15,748     Amgen, Inc.* ......................................        879,920
 29,956     Anheuser-Busch Cos., Inc. .........................      1,261,897
 33,315     Archer-Daniels-Midland Co. ........................        595,506
  8,262     Avon Products, Inc. ...............................        433,755
  3,400     Bard (C.R.), Inc. .................................         96,900
  3,422     Bausch & Lomb, Inc. ...............................        135,169
 16,594     Baxter International, Inc. ........................        715,616
  7,642     Becton Dickinson & Co. ............................        343,890
  6,098     Beverly Enterprises, Inc.* ........................         86,897
  6,927     Biomet, Inc. ......................................        116,893
 60,448     Bristol-Myers Squibb Co. ..........................      3,566,432
  4,011     Brown-Forman Corp., Class B .......................        191,525
 28,540     Campbell Soup Co. .................................      1,323,543
  3,203     Clorox Co. ........................................        359,136
150,504     Coca-Cola Co. (C) .................................      8,409,411
  8,818     Colgate Palmolive Co. .............................        878,493
 40,492     Columbia/HCA Healthcare Corp. .....................      1,361,544
 14,472     ConAgra, Inc. .....................................        785,106
  2,439     Coors (Adolph) Co., Class B .......................         51,829
 11,812     Costco Cos., Inc.* ................................        326,307
  8,565     CPC International, Inc. ...........................        702,330
  6,393     CVS Corp. .........................................        294,877
  9,718     Darden Restaurants, Inc. ..........................         76,529
 12,400     Federated Department Stores, Inc.* ................        407,650
  2,425     Fleming Cos., Inc. ................................         42,438
  4,703     Fruit of The Loom, Inc., Class A* .................        195,175
  9,814     General Mills, Inc. ...............................        609,695
 33,454     Gillette Co. ......................................      2,429,597
 19,200     HEALTHSOUTH Corp.* ................................        367,200
 22,394     Heinz (H. J.) Co. .................................        884,563
  9,472     Hershey Foods Corp. ...............................        473,600
  7,400     HFS, Inc.* ........................................        435,675
  9,800     Humana, Inc.* .....................................        215,600
  6,732     International Flavors & Fragances, Inc. ...........        294,525
 80,502     Johnson & Johnson .................................      4,256,543
 12,685     Kellogg Co. .......................................        853,066
 17,247     Kimberly-Clark Corp. ..............................      1,713,921
 32,528     Lilly (Eli) & Co. .................................      2,675,428
 16,282     Limited, Inc. .....................................        299,182
  4,513     Liz Claiborne, Inc. ...............................        196,880
  3,624     Manor Care, Inc. ..................................         88,335
 42,105     McDonald's Corp. ..................................      1,989,461
 14,492     Medtronic, Inc. ...................................        902,127
 73,505     Merck & Co., Inc. .................................      6,192,796
 17,416     NIKE, Inc., Class B ...............................      1,079,792
 94,600     PepsiCo, Inc. .....................................      3,086,325
 38,950     Pfizer, Inc. ......................................      3,276,669
 30,445     Pharmacia & Upjohn, Inc. ..........................      1,115,048
 49,317     Philip Morris Cos., Inc. ..........................      5,628,303
  5,115     Pioneer Hi-Bred International, Inc. ...............        321,606
 41,429     Procter & Gamble Co. ..............................      4,764,335
  8,051     Quaker Oats Co. ...................................        293,862
  6,413     Ralston Purina Co. ................................        501,016
  3,386     Reebok International, Ltd. ........................        151,947
  7,418     Rite Aid Corp. ....................................        311,556
  9,276     Rubbermaid, Inc. ..................................        230,741
  2,553     Russell Corp. .....................................         91,270
 29,374     Sara Lee Corp. ....................................      1,189,647
 22,505     Schering-Plough Corp. .............................      1,637,239
 22,525     Seagram Co., Ltd. .................................        861,581
 23,566     Sears Roebuck & Co. ...............................      1,184,192
  1,179     Shared Medical Systems Corp. ......................         54,824
  1,052     Springs Industries, Inc., Class A .................         47,077
  4,864     St. Jude Medical, Inc.* ...........................        162,336
  4,078     SuperValu, Inc. ...................................        121,321
 10,994     Sysco Corp. .......................................        375,170
  3,633     Tupperware Corp. ..................................        121,706
  9,809     Unilever NV, New York Shares, ADR .................      1,826,926
 10,836     United Healthcare Corp. ...........................        516,065
  3,378     U.S. Surgical Corp. ...............................        103,029
 11,288     UST, Inc. .........................................        314,653
  3,725     V.F. Corp. ........................................        249,109
 16,314     Warner-Lambert Co. ................................      1,411,161
  7,370     Wendy's International, Inc. .......................        152,006
  9,188     Winn-Dixie Stores, Inc. ...........................        303,204
  6,946     Wrigley (William) Jr. Co. .........................        405,473
                                                                   -----------
                                                                    86,210,912
                                                                   -----------

            TECHNOLOGY - 13.49%

 97,585     American Telephone & Telegraph Corp. (C) ..........      3,391,079
  8,138     Advanced Micro Devices, Inc.* .....................        337,727
 29,747     AirTouch Communications, Inc.* ....................        684,181
  7,128     Amdahl Corp.* .....................................         66,825
 13,218     AMP, Inc. .........................................        454,369
  7,553     Apple Computer, Inc.* .............................        137,842
 11,022     Applied Materials, Inc.* ..........................        511,145
  2,884     Autodesk, Inc. ....................................         89,404
 17,306     Automatic Data Processing, Inc. ...................        724,689
 11,300     Bay Networks, Inc.* ...............................        201,988
 10,602     Boston Scientific Corp.* ..........................        654,674
  9,390     Cabletron Systems, Inc.* ..........................        274,658
  3,966     Ceridian Corp.* ...................................        142,280
 39,210     CISCO Systems, Inc.* ..............................      1,886,981
 10,076     Cognizant Corp. ...................................        293,464
 16,426     Compaq Computer Corp.* ............................      1,258,642
 21,812     Computer Associates International, Inc ............        847,942
  4,490     Computer Sciences Corp.* ..........................        277,258
 13,968     Corning, Inc. .....................................        619,830
  6,845     DSC Communications Corp.* .........................        143,317
  2,421     Data General Corp.* ...............................         41,157
 10,700     Dell Computer Corp.* ..............................        723,588
  9,197     Digital Equipment Corp.* ..........................        251,768
 14,731     Dow Chemical Co. ..................................      1,178,480
  3,212     EG & G, Inc. ......................................         67,051
 13,600     EMC Corp.* ........................................        482,800
  8,200     General Instrument Corp.* .........................        187,575
  2,959     General Signal Corp. ..............................        115,771
  4,600     Guidant Corp. .....................................        282,900
  2,450     Harris Corp. ......................................        188,344
 61,722     Hewlett-Packard Co. ...............................      3,286,697
  7,746     Honeywell, Inc. ...................................        525,760
 49,716     Intel Corp. .......................................      6,916,739
  2,884     Intergraph Corp.* .................................         22,351
 31,381     International Business Machines Corp. .............      4,310,965
  7,800     LSI Logic Corp.* ..................................        271,050
 38,601     Lucent Technologies, Inc. .........................      2,036,203
 41,460     MCI Communications Corp. ..........................      1,477,013
 12,463     Micron Technology, Inc. ...........................        504,752
 73,032     Microsoft Corp.* ..................................      6,696,122
 35,771     Motorola, Inc. ....................................      2,159,674
  8,222     National Semiconductor Corp.* .....................        226,105
 15,537     Northern Telecom, Ltd. ............................      1,015,731
 22,290     Novell, Inc.* .....................................        211,755
 41,018     Oracle Corp.* .....................................      1,581,757
  2,739     Perkin-Elmer Corp. ................................        176,323
  9,086     Pitney Bowes, Inc. ................................        533,803
  4,668     Scientific-Atlanta, Inc. ..........................         71,187
 15,800     Seagate Technology, Inc.* .........................        709,025
  9,980     Silicon Graphics, Inc.* ...........................        194,610
 26,289     Sprint Corp. ......................................      1,196,150
 22,504     Sun Microsystems, Inc.* ...........................        649,803
  7,016     Tandem Computers, Inc.* ...........................         83,315
  2,215     Tektronix, Inc. ...................................        111,858
 39,428     Tele-Communications, Inc., TCI Group, Series A* ...        473,136
 10,634     Tellabs, Inc.* ....................................        384,153
 11,346     Texas Instruments, Inc. ...........................        849,532
  2,438     Thomas & Betts Corp. ..............................        104,225
 10,300     3Com Corp.* .......................................        337,325
  9,512     Tyco International, Ltd. ..........................        523,160
 10,721     Unisys Corp.* .....................................         68,346
 37,594     U.S. West, Inc., Media Group* .....................        700,188
  3,186     Western Atlas, Inc.* ..............................        193,151
 37,495     Westinghouse Electric Corp. .......................        665,536
 19,507     Xerox Corp. .......................................      1,109,461
                                                                   -----------
                                                                    56,894,690
                                                                   -----------

            FINANCE - 13.06%

  9,003     Aetna, Inc. .......................................        773,133
  6,897     Ahmanson (H.F.) & Co. .............................        251,741
 26,678     Allstate Corp. ....................................      1,584,006
 28,707     American Express Co. ..............................      1,718,832
 12,260     American General Corp. ............................        499,595
 28,358     American International Group, Inc. ................      3,328,520
  6,500     Aon Corp. .........................................        398,125
 26,231     Banc One Corp. ....................................      1,042,682
  9,430     Bank of Boston Corp. ..............................        631,810
 23,130     Bank of New York Co., Inc. ........................        850,028
 21,779     BankAmerica Corp. .................................      2,194,234
  4,806     Bankers Trust New York Corp. ......................        394,092
 11,668     Barnett Banks, Inc. ...............................        542,562
  3,181     Beneficial Corp. ..................................        205,572
  6,299     Block (H & R), Inc. ...............................        185,033
 26,674     Chase Manhattan Corp. .............................      2,497,353
 10,640     Chubb Corp. .......................................        573,230
  4,485     CIGNA Corp. .......................................        655,371
 28,148     Citicorp ..........................................      3,047,021
  6,800     Comerica, Inc. ....................................        383,350
  9,900     Conseco, Inc. .....................................        352,688
 13,599     CoreStates Financial Corp. ........................        645,953
 20,006     Dean Witter Discover & Co. ........................        697,709
 66,012     Fannie Mae ........................................      2,384,684
 43,184     Federal Home Loan Mortgage Corp. ..................      1,176,764
  6,400     Fifth Third Bancorp ...............................        496,000
  8,400     First Bank System, Inc. ...........................        613,200
 19,102     First Chicago NBD Corp. ...........................      1,033,896
 26,224     First Data Corp. ..................................        888,338
 17,122     First Union Corp. .................................      1,389,022
 15,431     Fleet Financial Group, Inc. .......................        883,425
  4,925     General Re Corp. ..................................        778,150
  3,432     Golden West Financial Corp. .......................        215,358
  8,200     Great Western Financial Corp. .....................        331,075
  8,200     Green Tree Financial Corp. ........................        276,750
  6,103     Household International, Inc. .....................        524,095
  7,036     ITT Corp.* ........................................        414,245
  7,036     ITT Hartford Group, Inc. ..........................        507,472
  7,036     ITT Industries, Inc. ..............................        157,431
  4,194     Jefferson-Pilot Corp. .............................        228,049
 13,925     KeyCorp ...........................................        678,844
  6,433     Lincoln National Corp. ............................        344,166
  7,060     Loews Corp. .......................................        627,458
  4,277     Marsh & Mclennan Cos., Inc. .......................        484,370
  2,800     MBIA, Inc. ........................................        268,450
 20,404     MBNA Corp. ........................................        568,762
  7,859     Mellon Bank Corp. .................................        571,742
 10,242     Merrill Lynch & Co., Inc. .........................        879,532
  3,500     MGIC Investment Corp. .............................        247,625
 11,307     Morgan (J.P.) & Co., Inc. .........................      1,110,913
  9,500     Morgan Stanley Group, Inc. ........................        558,125
 13,600     National City Corp. ...............................        634,100
 47,016     NationsBank Corp. .................................      2,603,511
 22,440     Norwest Corp. .....................................      1,037,850
 20,370     PNC Bank Corp. ....................................        814,800
  5,855     Providian Corp. ...................................        313,243
  1,594     Pulte Corp. .......................................         46,625
  3,370     Republic New York Corp. ...........................        296,981
  7,678     Safeco Corp. ......................................        307,120
  6,629     Salomon, Inc. .....................................        330,621
  5,120     St. Paul Cos., Inc. ...............................        332,160
 13,820     Suntrust Banks, Inc. ..............................        640,903
  4,186     Torchmark Corp. ...................................        231,800
  3,981     Transamerica Corp. ................................        356,300
 38,722     Travelers Group, Inc. .............................      1,853,816
  4,200     UNUM Corp. ........................................        306,600
  6,803     USF & G Corp. .....................................        146,265
  2,396     USLife Corp. ......................................        112,013
  9,043     U.S. Bancorp ......................................        483,801
 10,237     Wachovia Corp. ....................................        557,917
  5,563     Wells Fargo & Co. .................................      1,580,587
                                                                   -----------
                                                                    55,077,594
                                                                   -----------

            ENERGY - 7.79%

  5,724     Amerada Hess Corp. ................................        303,372
 30,118     Amoco Corp. .......................................      2,608,972
  3,726     Ashland, Inc. .....................................        149,972
  9,813     Atlantic Richfield Co. ............................      1,324,755
  8,223     Baker Hughes, Inc. ................................        315,558
  7,672     Burlington Resources, Inc. ........................        327,978
 39,306     Chevron Corp. .....................................      2,736,680
 10,985     Dresser Industries, Inc. ..........................        332,296
  1,067     Eastern Enterprises ...............................         32,944
 75,211     Exxon Corp. (C) ...................................      8,103,935
  7,514     Halliburton Co. ...................................        509,074
  1,492     Helmerich & Payne, Inc. ...........................         69,005
  3,193     Kerr-McGee Corp. ..................................        197,567
  2,314     Louisiana Land & Exploration Co. ..................        109,626
  3,281     McDermott International, Inc. .....................         70,131
 23,917     Mobil Corp. .......................................      3,124,158
 19,153     Occidental Petroleum Corp. ........................        471,643
  6,494     Oryx Energy Co.* ..................................        125,010
  9,020     Panenergy Corp. ...................................        388,988
  2,862     Pennzoil Co. ......................................        148,109
 15,559     Phillips Petroleum Co. ............................        635,974
  5,088     Rowan Cos., Inc. * ................................        115,116
 32,533     Royal Dutch Petroleum Co., ADR ....................      5,693,275
  5,310     Santa Fe Energy Resources, Inc.* ..................         73,676
 14,711     Schlumberger, Ltd. ................................      1,577,755
  4,561     Sun Co., Inc. .....................................        119,156
 15,779     Texaco, Inc. ......................................      1,727,801
 15,051     Union Pacific Resources Group, Inc. ...............        402,614
 14,903     Unocal Corp. ......................................        568,177
 17,519     USX-Marathon Group ................................        488,342
                                                                   -----------
                                                                    32,851,659
                                                                   -----------

            CONSUMER CYCLICAL - 7.21%

 15,300     Albertson's, Inc. .................................        520,200
  4,445     American Greetings Corp., Class A .................        141,962
  2,341     Armstrong World Industries, Inc. ..................        151,580
  8,700     AutoZone, Inc.* ...................................        195,750
  5,069     Black & Decker Corp. ..............................        162,842
  1,710     Briggs & Stratton Corp. ...........................         76,736
  5,944     Brunswick Corp. ...................................        159,745
  1,713     Centex Corp. ......................................         60,383
  6,684     Charming Shoppes, Inc.* ...........................         35,927
  5,954     Circuit City Stores, Inc. .........................        198,715
 19,627     Comcast Corp., Class A, Special ...................        331,206
  5,013     Cooper Tire & Rubber Co. ..........................         92,741
  3,078     Crane Co. .........................................         96,572
 23,570     CUC International, Inc.* ..........................        530,325
  6,238     Dana Corp. ........................................        205,074
 12,813     Dayton-Hudson Corp. ...............................        534,943
  5,019     Deluxe Corp. ......................................        162,490
  6,909     Dillard Department Stores, Inc., Class A ..........        217,634
 40,997     Disney (Walt) Co. .................................      2,992,781
  9,287     Donnelley (R.R.) & Sons Co. .......................        323,884
  5,977     Dow Jones & Co., Inc. .............................        242,816
 10,076     Dun & Bradstreet Corp. ............................        255,679
 20,257     Eastman Kodak Co. .................................      1,537,000
  4,782     Eaton Corp. .......................................        338,924
  3,618     Echlin, Inc. ......................................        123,012
  8,376     Gannett Co., Inc. .................................        719,289
 17,484     Gap, Inc. .........................................        585,714
  7,399     Genuine Parts Co. .................................        344,978
  3,527     Giant Food, Inc., Class A .........................        112,864
  3,096     Goodrich (B.F.) Co. ...............................        113,391
  9,493     Goodyear Tire & Rubber Co. ........................        496,009
  2,445     Great Atlantic & Pacific Tea Co., Inc. ............         62,042
  4,268     Harcourt General, Inc. ............................        198,462
  1,934     Harland (John H.) Co. .............................         45,933
  6,336     Harrah's Entertainment, Inc.* .....................        108,504
  7,920     Hasbro, Inc. ......................................        216,810
 14,568     Hilton Hotels Corp. ...............................        353,274
 28,985     Home Depot, Inc. ..................................      1,550,698
  7,848     Ikon Office Solutions, Inc. .......................        262,908
  4,806     Interpublic Group of Companies, Inc. ..............        253,517
  2,358     Jostens, Inc. .....................................         53,350
 28,104     Kmart Corp.* ......................................        340,761
  2,109     Kaufman & Broad Home Corp. ........................         27,944
  2,442     King World Productions, Inc.* .....................         89,133
  6,078     Knight-Ridder, Inc. ...............................        242,360
  7,559     Kroger Co.* .......................................        383,619
  2,516     Longs Drug Stores, Inc. ...........................         59,126
 10,376     Lowe's Cos., Inc. .................................        387,803
  7,694     Marriott International, Inc. ......................        382,777
  9,893     Masco Corp. .......................................        353,675
 16,630     Mattel, Inc. ......................................        399,120
 15,137     May Department Stores Co. .........................        688,734
  6,506     Maytag Corp. ......................................        134,186
  6,174     McGraw-Hill Cos., Inc. ............................        315,646
  2,440     Mercantile Stores Co., Inc. .......................        113,155
  3,256     Meredith Corp. ....................................         75,295
  6,267     Moore Corp., Ltd. .................................        125,340
  3,086     National Service Industries, Inc. .................        120,740
  6,022     New York Times Co., Class A .......................        265,721
  9,804     Newell Co. ........................................        328,434
  5,011     Nordstrom, Inc. ...................................        189,792
  3,068     Owens-Corning Fiberglas Corp. .....................        123,487
 15,088     Penney (J.C.) Co., Inc. ...........................        718,566
  3,620     Pep Boys-Manny, Moe & Jack ........................        108,600
  2,889     Polaroid Corp. ....................................        114,838
  3,450     Safety-Kleen Corp. ................................         50,888
 14,308     Service Corp. International .......................        425,663
 10,252     Sherwin-Williams Co. ..............................        276,804
  3,832     Snap-On, Inc. .....................................        148,490
  5,326     Stanley Works .....................................        201,722
  2,996     Stride Rite Corp. .................................         44,940
  3,591     Tandy Corp. .......................................        179,999
 34,102     Time Warner, Inc. .................................      1,474,912
  6,260     Times Mirror Co., Series A ........................        341,953
  4,368     TJX Cos., Inc. ....................................        186,732
 16,790     Toys 'R' Us, Inc.* ................................        470,120
  7,598     Tribune Co. .......................................        307,719
138,495     Wal-Mart Stores, Inc. .............................      3,860,548
 14,736     Walgreen Co. ......................................        617,070
  4,471     Whirlpool Corp. ...................................        212,931
  6,392     Whitman Corp. .....................................        156,604
  7,998     Woolworth Corp.* ..................................        186,953
                                                                   -----------
                                                                    30,399,564
                                                                   -----------

            UTILITIES - 6.83%

 11,251     ALLTEL Corp. ......................................        365,658
 11,304     American Electric Power Co., Inc. .................        466,290
 33,136     Ameritech Corp. ...................................      2,037,864
  8,803     Baltimore Gas & Electric Co. ......................        235,480
 26,259     Bell Atlantic Corp. ...............................      1,598,517
 59,604     BellSouth Corp. ...................................      2,518,269
  9,305     Carolina Power & Light Co. ........................        337,306
 12,620     Central & South West Corp. ........................        269,753
  9,588     Cinergy Corp. .....................................        327,191
  6,485     Coastal Corp. .....................................        311,280
  3,284     Columbia Gas System, Inc. .........................        190,062
 14,475     Consolidated Edison Co. of New York ...............        434,250
  5,937     Consolidated Natural Gas Co. ......................        299,076
 10,655     Dominion Resources, Inc. ..........................        387,576
  8,655     DTE Energy Co. ....................................        232,603
 12,426     Duke Power Co. ....................................        548,297
 26,975     Edison International ..............................        606,938
 15,439     Enron Corp. .......................................        586,682
  4,049     ENSERCH Corp. .....................................         83,005
 14,102     Entergy Corp. .....................................        345,499
 11,283     FPL Group, Inc. ...................................        497,862
  9,600     Frontier Corp. ....................................        171,600
  7,258     GPU, Inc. .........................................        233,163
 58,425     GTE Corp. .........................................      2,724,066
 14,974     Houston Industries, Inc. ..........................        312,582
  8,529     Niagara Mohawk Power Corp.* .......................         72,497
  3,112     NICOR, Inc. .......................................         99,584
  7,480     Noram Energy Corp. ................................        109,395
  4,044     Northern States Power Co. .........................        191,585
 26,343     NYNEX Corp. .......................................      1,201,899
  9,480     Ohio Edison Co. ...................................        200,265
  1,701     ONEOK, Inc. .......................................         44,226
  5,081     Pacific Enterprises ...............................        153,700
 25,757     Pacific Telesis Group .............................        972,327
 17,291     Pacificorp ........................................        369,595
 13,621     PECO Energy Co. ...................................        277,528
  2,328     Peoples Energy Corp. ..............................         77,115
 25,113     PG & E Corp. ......................................        590,156
  9,700     PP & L Resources, Inc. ............................        196,425
 14,849     Public Service Enterprise Group, Inc. .............        389,786
 36,688     SBC Communications, Inc. ..........................      1,930,706
  5,127     Sonat, Inc. .......................................        279,422
 41,551     Southern Co. ......................................        877,765
 10,354     Tenneco, Inc. .....................................        403,806
 13,581     Texas Utilities Co. ...............................        465,149
 13,109     Unicom Corp. ......................................        255,626
  6,340     Union Electric Co. ................................        233,788
 28,594     U.S. West Communications Group ....................        972,196
 21,605     Viacom, Inc., Class B* ............................        715,666
  9,458     Williams Cos., Inc. ...............................        420,881
 52,500     WorldCom, Inc.* ...................................      1,155,000
                                                                   -----------
                                                                    28,776,957
                                                                   -----------

            CAPITAL GOODS - 6.04%

  8,737     American Stores Co. ...............................        388,797
  5,510     Andrew Corp.* .....................................        199,049
 21,679     Boeing Co. ........................................      2,138,091
 12,959     Browning-Ferris Industries, Inc. ..................        374,191
 11,470     Caterpillar, Inc. .................................        920,468
  2,314     Cincinnati Milacron, Inc. .........................         43,388
  6,713     Cooper Industries, Inc. ...........................        291,176
  2,505     Cummins Engine Co., Inc. ..........................        128,381
 15,509     Deere & Co. .......................................        674,642
  6,854     Dover Corp. .......................................        359,835
 27,126     Emerson Electric Co. ..............................      1,220,670
  2,371     Fleetwood Enterprises, Inc. .......................         59,275
  5,011     Fluor Corp. .......................................        263,078
  2,434     FMC Corp.* ........................................        149,083
  2,535     Foster Wheeler Corp. ..............................         89,676
  3,689     General Dynamics Corp. ............................        248,546
 99,945     General Electric Co. (C) ..........................      9,919,541
  2,347     Giddings & Lewis, Inc. ............................         34,912
  3,103     Grainger (W.W.), Inc. .............................        229,622
  3,042     Harnischfeger Industries, Inc. ....................        141,453
  7,420     Illinois Tool Works, Inc. .........................        605,658
  6,697     Ingersoll-Rand Co. ................................        292,157
  2,552     Johnson Controls, Inc. ............................        205,436
 18,076     Laidlaw, Inc., Class B ............................        248,545
 12,762     McDonnell Douglas Corp. ...........................        778,482
    465     NACCO Industries, Inc., Class A ...................         22,901
  4,597     Navistar International Corp.* .....................         43,097
  3,482     Northrop Grumman Corp. ............................        263,326
  2,474     PACCAR, Inc. ......................................        165,140
  4,529     Parker-Hannifin Corp. .............................        193,615
 14,268     Raytheon Co. ......................................        643,844
 13,280     Rockwell International Corp. ......................        861,540
  4,828     Textron, Inc. .....................................        506,940
  8,500     Thermo Electron Corp.* ............................        262,438
  2,215     Timken Co. ........................................        118,503
  7,574     TRW, Inc. .........................................        391,955
 14,526     United Technologies Corp. .........................      1,093,082
 29,531     WMX Technologies, Inc. ............................        904,387
                                                                   -----------
                                                                    25,474,920
                                                                   -----------

            BASIC MATERIALS - 5.01%

  6,928     Air Products & Chemicals, Inc. ....................        470,238
 13,749     Alcan Aluminum, Ltd. ..............................        465,747
 17,262     AlliedSignal, Inc. ................................      1,229,918
 10,565     Aluminum Co. of America ...........................        718,420
  6,261     Armco, Inc.* ......................................         25,044
  2,658     ASARCO, Inc. ......................................         74,756
  6,362     Avery-Dennison Corp. ..............................        244,937
  1,894     Ball Corp. ........................................         50,191
 21,384     Barrick Gold Corp. ................................        507,870
  3,192     Bemis Co., Inc. ...................................        127,680
  7,037     Bethlehem Steel Corp.* ............................         58,055
  3,057     Boise Cascade Corp. ...............................         93,239
  6,054     Champion International Corp. ......................        275,457
  7,734     Crown Cork & Seal Co., Inc. .......................        399,268
  5,782     Cyprus Amax Minerals Co. ..........................        137,323
 34,200     du Pont (E.I.) deNemours & Co. ....................      3,625,200
  4,835     Eastman Chemical Co. ..............................        259,881
  8,398     Engelhard Corp. ...................................        176,358
 11,984     Freeport-McMoran Copper & Gold, Inc., Class B .....        364,014
  5,234     Georgia-Pacific Corp. .............................        379,465
  3,691     Great Lakes Chemical Corp. ........................        169,786
  6,701     Hercules, Inc. ....................................        283,117
  8,330     Homestake Mining Co. ..............................        125,991
 10,214     Inco, Ltd., Class A ...............................        333,232
  3,038     Inland Steel Industries, Inc. .....................         59,241
 18,464     International Paper Co. ...........................        717,788
  5,013     James River Corp. of Virginia .....................        146,004
  6,734     Louisiana-Pacific Corp. ...........................        139,731
  3,229     Mead Corp. ........................................        171,137
  2,797     Millipore Corp. ...................................        118,523
 25,354     Minnesota Mining & Manufacturing Co. ..............      2,142,413
 35,145     Monsanto Co. ......................................      1,344,296
  8,452     Morton International, Inc. ........................        357,097
  3,962     Nalco Chemical Co. ................................        148,080
  5,969     Newmont Mining Corp. ..............................        231,299
  5,128     Nucor Corp. .......................................        234,606
  6,974     Pall Corp. ........................................        161,274
  3,963     Phelps Dodge Corp. ................................        289,794
 14,598     Placer Dome, Inc. .................................        264,589
  1,710     Potlatch Corp. ....................................         70,324
 11,311     PPG Industries, Inc. ..............................        610,794
  9,540     Praxair, Inc. .....................................        428,108
  2,847     Raychem Corp. .....................................        234,522
  3,529     Reynolds Metals Co. ...............................        218,798
  3,955     Rohm & Haas Co. ...................................        296,131
  5,936     Sigma Aldrich Corp. ...............................        183,274
  6,014     Stone Container Corp. .............................         66,906
  3,311     Temple-Inland, Inc. ...............................        173,828
  1,714     TRINOVA Corp. .....................................         57,419
  4,064     Union Camp Corp. ..................................        191,516
  7,738     Union Carbide Corp. ...............................        342,407
  5,075     USX-U.S. Steel Group, Inc. ........................        135,122
  6,228     Westvaco Corp. ....................................        156,479
 12,182     Weyerhaeuser Co. ..................................        543,622
  3,300     Willamette Industries, Inc. .......................        206,250
  5,417     Worthington Industries, Inc. ......................        103,600
                                                                   -----------
                                                                    21,140,159
                                                                   -----------

            TRANSPORTATION - 2.93%

  5,256     AMR Corp.* ........................................        433,620
  9,460     Burlington Northern Santa Fe Corp. ................        700,040
  2,449     Caliber System, Inc. ..............................         64,899
  4,200     Case Corp. ........................................        213,150
 42,640     Chrysler Corp. ....................................      1,279,200
  4,808     Conrail, Inc. .....................................        542,102
 12,866     CSX Corp. .........................................        598,269
  4,685     Delta Air Lines, Inc. .............................        394,126
  3,801     Ecolab, Inc. ......................................        144,438
  6,910     Federal Express Corp.* ............................        360,184
 71,521     Ford Motor Co. ....................................      2,243,971
 45,585     General Motors Corp. ..............................      2,524,269
 11,649     Lockheed Martin Corp. .............................        978,516
  7,575     Norfolk Southern Corp. ............................        645,769
  4,689     Ryder System, Inc. ................................        137,153
  8,396     Southwest Airlines Co. ............................        185,762
 14,667     Union Pacific Corp. ...............................        832,352
  3,695     US Air Group, Inc.* ...............................         90,528
                                                                   -----------
                                                                    12,368,348
                                                                   -----------

            CHEMICALS AND DRUGS - 0.21%

  5,235     Grace (W.R.) & Co. ................................        248,008
  4,568     Mallinckrodt, Inc. ................................        187,859
 17,759     Tenet Healthcare Corp.* ...........................        437,315
                                                                   -----------
                                                                       873,182
                                                                   -----------

            METALS AND MINING - 0.13%

 10,482     Allegheny Teledyne, Inc. ..........................        294,806
 12,100     Battle Mountain Gold Co. ..........................         80,163
  7,796     Echo Bay Mines, Ltd. ..............................         51,649
  8,032     Santa Fe Pacific Gold Corp. .......................        132,528
                                                                   -----------
                                                                       559,146
                                                                   -----------

            Total Common Stocks ...............................    350,627,131
            (Cost $254,226,433)                                    -----------

                                                                     Value
Par Value                                                           (Note 2)
-------                                                             --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 17.70%

            FEDERAL HOME LOAN
            MORTGAGE CORPORATION (C) - 16.64%

$70,159,000 6.50%, 04/01/97 ...................................   $ 70,159,000
                                                                  ------------

            U.S. TREASURY BILL (B) - 1.06%

  4,500,000 5.05%, 06/19/97 ...................................      4,448,196
                                                                  ------------

            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ......     74,607,196
            (Cost $74,608,572)                                    ------------

TOTAL INVESTMENTS - 100.85% ...................................    425,234,327
(Cost $328,835,005)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (0.85)% ....................     (3,582,455)
                                                                  ------------
NET ASSETS - 100.00% ..........................................   $421,651,872
                                                                  ============

----------------------------------------
*       Non-income producing security.
ADR     American Depositary Receipt.
(A)     Annualized yield at time of purchase.
(B) Security has been deposited as an initial margin on open futures contracts.

At March 31, 1997, the Fund's open futures contracts were as follows:

        NUMBER OF
        CONTRACTS          CONTRACT              EXPIRATION      OPENING CURRENT
     PURCHASED (SOLD)        TYPE      DATE       POSITION        MARKET VALUE
--------------------------------------------------------------------------------
                          S&P 500
          191           Stock Index     6/97    $ 78,044,900     $ 72,389,000
                                                ============     ============


(C) All or a portion of these shares are used as collateral on open futures contracts.


See Notes to Financial Statements.

Galaxy
Fund II

Small Company Index Fund
PORTFOLIO OF INVESTMENTS
March 31, 1997

                                                                        VALUE
SHARES                                                                 (NOTE 2)
------                                                                 --------
COMMON STOCKS - 84.31%

            FINANCE - 19.12%

  6,600     Acordia, Inc. ......................................     $  214,500
 52,762     AFLAC, Inc. ........................................      1,978,575
  6,600     Alex Brown, Inc. ...................................        280,500
    441     Alleghany Corp.* ...................................         91,873
  9,800     AMBAC, Inc. ........................................        632,100
  7,700     American Annuity Group, Inc. .......................        120,313
  1,300     American Bankers Insurance Group, Inc. .............         63,375
  4,100     American Health Properties, Inc., REIT .............        100,963
  2,600     American National Insurance Co. ....................        203,450
  6,600     AmeriCredit Corp.* .................................        114,675
 11,750     AmSouth Bancorp ....................................        566,938
  2,400     Amvestors Financial Corp. ..........................         36,000
  6,000     Argonaut Group, Inc. ...............................        168,000
  9,450     Bancorp Hawaii, Inc. ...............................        405,169
  5,980     BancorpSouth, Inc. .................................        163,703
    750     Bank of Granite Corp. ..............................         22,125
 16,800     BanPonce Corp. .....................................        596,400
 40,728     Bear Stearns Cos., Inc. ............................      1,069,110
  4,400     Berkley (W.R.) Corp. ...............................        224,400
  5,200     Berkshire Realty Co., REIT .........................         56,550
  1,126     California Federal Bancorp, Inc.* ..................         19,424
 12,500     Capital One Financial Corp. ........................        465,625
    700     Capital Re Corp. ...................................         29,838
  6,600     Capstead Mortgage Corp., REIT ......................        134,475
    300     CCB Financial Corp. ................................         19,275
 13,050     Central Fidelity Banks, Inc. .......................        362,138
 10,216     Charter One Financial, Inc. ........................        448,227
 14,553     Cincinnati Financial Corp. .........................      1,022,348
  8,400     City National Corp. ................................        184,800
  1,700     CNA Financial Corp.* ...............................        182,325
  4,400     Coast Savings Financial, Inc.* .....................        174,350
  4,100     Collective Bancorp, Inc. ...........................        158,363
  7,292     Commerce Bancshares, Inc. ..........................        332,698
  9,000     Commercial Federal Corp. ...........................        303,750
  9,050     Compass Bancshares, Inc. ...........................        402,725
 12,800     Continental Airlines, Inc., Class B* ...............        401,600
 19,577     Countrywide Credit Industries, Inc. ................        484,531
  5,850     Crawford & Co., Class B ............................         85,556
 19,635     Crestar Financial Corp. ............................        679,845
 11,200     CRIIMI MAE, Inc., REIT .............................        165,200
  4,000     Cullen/Frost Bankers, Inc. .........................        142,500
  4,600     CWM Mortgage Holdings, Inc., REIT ..................         89,125
  5,600     Dauphin Deposit Corp. ..............................        232,400
  3,200     Deposit Guaranty Corp. .............................         96,000
 32,818     Dime Bancorp, Inc.* ................................        504,577
  2,677     Downey Financial Corp. .............................         54,209
  1,000     Eaton Vance Corp. ..................................         44,250
 14,083     Edwards (A.G.), Inc. ...............................        433,052
  3,600     Enhance Financial Services Group, Inc. .............        142,200
 44,900     Equifax, Inc. ......................................      1,223,525
 19,000     Equitable Cos., Inc. ...............................        517,750
  6,300     Equitable of Iowa Cos ..............................        315,000
    307     F & M National Corp. ...............................          6,294
  6,700     Federal Realty Investment Trust ....................        172,525
 17,265     First America Bank Corp. ...........................      1,031,584
  5,500     First American Corp. ...............................        349,938
    400     First American Financial Corp. .....................         14,900
  2,500     First Citizens Bancshares, Inc., Class A ...........        213,750
  7,187     First Commerce Corp. ...............................        291,074
  1,415     First Commercial Corp. .............................         54,301
  1,200     First Empire State Corp. ...........................        384,000
  2,200     First Financial Bancorp ............................         74,800
  6,375     First Financial Corp. ..............................        166,547
  4,500     First Hawaiian, Inc. ...............................        140,063
  2,672     First Michigan Bank Corp. ..........................         81,496
 16,700     First Security Corp. ...............................        536,488
 17,100     First Tennessee National Corp. .....................        722,475
 18,800     First USA, Inc. ....................................        796,650
 11,850     First Virginia Banks, Inc. .........................        607,313
 36,400     Firstar Corp. ......................................      1,001,000
  4,500     FirstBank Puerto Rico ..............................        114,188
  4,900     Foremost Corp. of America ..........................        284,200
 22,200     Franklin Resources, Inc. ...........................      1,132,200
  4,455     Fremont General Corp. ..............................        125,297
  4,200     Fund American Enterprises Holdings, Inc. ...........        428,925
  1,274     Gainsco, Inc. ......................................         11,466
  3,700     Gallagher (Arthur J.) & Co. ........................        121,638
  8,468     Glendale Federal Savings Bank* .....................        194,764
  1,035     Hancock Holding Co. ................................         41,141
  5,000     Hartford Steam Boiler Inspection & Insurance Co. ...        223,750
  5,000     Health Care Property Investors, Inc., REIT* ........        165,625
  7,600     Health & Retirement Properties Trust, REIT .........        136,800
 26,400     Hibernia Corp., Class A ............................        346,500
  7,400     Horace Mann Educators Corp. ........................        326,525
 35,839     Huntington Bancshares, Inc. ........................        940,774
 11,140     Imperial Credit Industries, Inc.* ..................        224,193
     53     Investors Financial Services Corp. .................          1,623
  5,300     John Alden Financial Corp. .........................         88,775
  3,100     John Nuveen Co., Class A ...........................         91,838
  9,800     Kansas City Southern Industries, Inc. ..............        490,000
  4,950     Keystone Financial, Inc. ...........................        124,988
  4,500     Labone, Inc. .......................................         74,250
  5,250     Legg Mason, Inc. ...................................        221,813
 21,300     Lehman Brothers Holdings, Inc. .....................        620,363
    300     Liberty Bancorp, Inc. ..............................         13,950
  3,600     Liberty Corp. ......................................        151,200
  1,900     Life Re Corp. ......................................         77,425
    600     Magna Bancorp, Inc. ................................         10,950
  5,200     Magna Group, Inc. ..................................        148,200
    800     Mark Twain Bancshares, Inc. ........................         40,400
 20,060     Marshall & Ilsley Corp. ............................        732,190
  8,700     Mercantile Bancorp, Inc. ...........................        461,100
 10,300     Mercantile Bankshares Corp. ........................        347,625
    700     Mercer International, Inc. .........................          6,738
 26,799     Mercury Finance Co. ................................         70,347
  2,200     Mercury General Corp. ..............................        134,200
  1,800     Merry Land & Investment Co., Inc., REIT ............         36,900
  4,591     Mid-Am, Inc. .......................................         76,899
  1,600     NAC Re Corp. .......................................         57,000
  2,090     National Auto Credit, Inc.* ........................         19,333
  1,050     National Commerce Bancorp ..........................         40,425
  8,200     Nationwide Health Properties, Inc., REIT ...........        175,275
 11,500     New Plan Realty Trust, REIT ........................        260,188
  2,000     North American Mortgage Co. ........................         40,750
  3,440     North Fork Bancorp., Inc. ..........................        124,270
 50,900     Northern Trust Corp. ...............................      1,908,750
  8,000     Ohio Casualty Corp. ................................        329,000
 12,953     Old Kent Financial Corp. ...........................        610,410
  2,551     Old National Bancorp ...............................         95,981
 21,300     Old Republic International Corp. ...................        545,813
  2,600     ONBANCorp, Inc. ....................................        121,550
  5,156     Orion Capital Corp. ................................        318,383
 16,650     Paine Webber Group, Inc. ...........................        470,363
  1,100     PEC Israel Economic Corp.* .........................         20,763
  1,500     PennCorp Financial Group, Inc. .....................         48,000
  1,200     People's Bank ......................................         39,000
  3,000     Peoples Heritage Financial Group, Inc. .............         92,250
  1,200     Pioneer Group, Inc. ................................         31,050
  4,700     Price Enterprises, Inc. ............................         86,363
  6,600     Price (T. Rowe) Associates .........................        245,025
 18,500     Progressive Corp. of Ohio ..........................      1,181,688
  3,600     Protective Life Corp. ..............................        151,200
  2,205     Provident Bankshares Corp. .........................         84,893
  8,600     Provident Cos., Inc. ...............................        470,850
  9,600     Public Storage, Inc., REIT .........................        278,400
  1,100     PXRE Corp. .........................................         28,188
 14,136     Quick & Reilly Group, Inc. .........................        293,322
  2,500     RCSB Financial, Inc. ...............................         75,000
 12,976     Regions Financial Corp. ............................        720,168
 20,468     Resource Bancshares Mortgage Group, Inc. ...........        322,371
  3,900     Resource Mortgage Capital, Inc., REIT ..............        100,913
 12,300     Riggs National Corp. ...............................        247,538
  3,816     Roosevelt Financial Group, Inc. ....................         82,998
 13,800     Rouse Co. ..........................................        403,650
  7,600     S & T Bancorp, Inc. ................................        231,800
 25,700     Schwab (Charles) Corp. .............................        819,188
  6,996     Security Capital Pacific Trust, REIT ...............        170,528
 12,500     Signet Banking Corp. ...............................        368,750
 19,220     Southern National Corp. ............................        715,945
 17,150     Southtrust Corp. ...................................        619,544
  4,656     Sovereign Bancorp, Inc. ............................         55,872
  8,400     Standard Federal Bancorp., Inc. ....................        487,200
 19,500     Star Banc Corp. ....................................        777,563
 27,200     State Street Boston Corp. ..........................      1,887,000
 22,600     Student Loan Marketing Association (C) .............      2,152,650
  5,500     St. Paul Bancorp, Inc. .............................        150,563
 21,227     Summit Bancorp .....................................        928,681
 20,700     SunAmerica, Inc. ...................................        778,838
    625     Susquehanna Bancshares, Inc. .......................         20,547
 25,050     Synovus Financial Corp. ............................        738,975
  5,600     Taubman Centers, Inc., REIT ........................         72,800
  1,200     TCF Financial Corp. ................................         47,550
    800     Trans Financial, Inc. ..............................         18,000
  1,600     Transatlantic Holdings, Inc. .......................        134,400
 13,600     Travelers Property Casualty Corp., Class A .........        431,800
    400     Trenwick Group, Inc. ...............................         19,800
  6,000     Trust Co. of New Jersey ............................        102,000
  8,500     20th Century Industries ............................        148,750
  2,464     UMB Financial Corp. ................................         97,328
  7,387     Union Planters Corp. ...............................        300,097
  8,600     United Asset Management Corp. ......................        220,375
  2,600     United Bankshares, Inc. ............................         89,375
  2,700     United Carolina Bancshares Corp. ...................        115,763
  3,300     United Companies Financial Corp. ...................         68,063
  7,600     United Dominion Realty Trust, Inc. .................        111,150
  7,200     United Insurance Cos., Inc.* .......................        164,700
 12,000     Unitrin, Inc. ......................................        597,000
  4,300     Universal Health Realty Income Trust, REIT .........         86,000
  2,000     UST Corp. ..........................................         40,250
  9,883     Valley National Bancorp ............................        268,076
  2,900     Vornado Realty Trust, REIT .........................        193,575
 11,319     Washington Federal, Inc. ...........................        257,507
 13,050     Washington Mutual, Inc. ............................        630,478
  6,200     Washington National Corp. ..........................        172,825
  1,100     Washington Real Estate Investment Trust ............         19,663
  3,400     Weingarten Realty Investors, REIT ..................        144,075
  3,400     Wellsford Residential Property Trust, REIT .........         98,600
  1,100     Whitney Holding Corp. ..............................         42,831
 11,300     Wilmington Trust Corp. .............................        480,250
  4,400     Zions Bancorp ......................................        522,500
                                                                  -------------
                                                                     59,165,704
                                                                  -------------

            CONSUMER STAPLES - 14.22%

  7,300     AAR Corp. ..........................................        219,000
  1,900     ADAC Laboratories ..................................         39,663
 11,600     Airgas, Inc.* ......................................        195,750
  3,600     Alliance Pharmaceutical Corp.* .....................         43,650
  5,700     Amylin Pharmaceuticals, Inc.* ......................         69,113
  4,800     Apogee Enterprises, Inc. ...........................         94,800
    450     Apple South, Inc. ..................................          5,906
 21,240     Apria Healthcare Group, Inc.* ......................        384,975
  1,500     Aztar Corp.* .......................................         10,687
  6,666     Ballard Medical Products ...........................        139,152
  5,700     Barr Laboratories, Inc.* ...........................        219,450
  4,500     BBN Corp.* .........................................         74,812
  9,193     Bergen Brunswig Corp., Class A .....................        273,492
  1,300     Bindley Western Industries, Inc. ...................         24,375
 15,000     Biogen, Inc.* ......................................        560,625
     71     Block Drug Co., Inc., Class A ......................          3,124
 12,466     Bob Evans Farms, Inc. ..............................        171,407
    100     Books-A-Million, Inc.* .............................            475
  7,800     Borg-Warner Automotive, Inc. .......................        332,475
  9,700     Boston Chicken, Inc.* ..............................        295,850
 15,650     Brinker International, Inc.* .......................        197,581
  2,100     Brown (Tom), Inc.* .................................         38,850
 12,148     Buffets, Inc.* .....................................         87,314
  9,800     Burlington Industries, Inc.* .......................        112,700
 12,100     Caraustar Industries, Inc. .........................        300,987
 18,256     Cardinal Health, Inc. ..............................        992,670
  6,900     Carter-Wallace, Inc. ...............................         94,012
    500     Cato Corp., Class A ................................          2,875
 16,900     Centocor, Inc.* ....................................        515,450
  4,800     Champion Enterprises, Inc.* ........................         71,400
  4,200     Chemed Corp. .......................................        151,725
  9,400     Chiquita Brands International, Inc. ................        146,875
 35,200     Chiron Corp.* ......................................        655,600
  7,400     Chronimed, Inc.* ...................................         56,425
  4,600     Church & Dwight Co., Inc. ..........................        132,250
  5,200     Coca-Cola Bottling Co. .............................        226,200
 20,200     Coca-Cola Enterprises, Inc. ........................      1,158,975
  4,800     Coleman Co.* .......................................         64,200
  4,200     Coventry Corp.* ....................................         47,775
 15,450     Cracker Barrel Old Country Store, Inc. .............        403,630
  4,000     Cytogen Corp.* .....................................         23,250
 11,400     Dean Foods Co. .....................................        394,725
  3,600     Dekalb Genetics Corp., Class B .....................        191,700
    700     Diagnostic Products Corp. ..........................         20,825
 10,200     Dole Food Co., Inc. ................................        385,050
 19,753     Dollar General Corp. ...............................        617,281
  5,300     Dreyer's Grand Ice Cream, Inc. .....................        174,900
  5,000     Duty Free International, Inc. ......................         73,125
 12,789     Enzo Biochem, Inc. * ...............................        175,849
  8,800     First Brands Corp. .................................        215,600
105,400     Food Lion, Inc., Class B ...........................        846,494
 12,900     Foodmaker, Inc. * ..................................        130,613
 23,600     Forest Laboratories, Inc.* .........................        887,950
 13,199     Foundation Health Corp.* ...........................        481,764
 12,100     Furniture Brands International, Inc.* ..............        181,500
    800     Furon Co. ..........................................         17,000
  3,150     G & K Services, Inc., Class A ......................         94,500
  5,700     Geltex Pharmaceuticals, Inc.* ......................        121,125
  8,250     Genesis Health Ventures, Inc.* .....................        257,812
  5,100     Griffon Corp.* .....................................         61,200
  1,700     Guilford Mills, Inc. ...............................         51,212
  3,800     Haemonetics Corp.* .................................         67,450
  1,000     Hancock Fabrics, Inc. ..............................         11,000
  9,200     Hannaford Brothers Co. .............................        305,900
 26,550     Harte-Hanks Communications, Inc. ...................        773,269
 18,920     HBO & Co. ..........................................        898,700
  3,400     Health Care REIT, Inc. .............................         80,750
  7,050     Health Care & Retirement Corp.* ....................        202,687
 15,693     Health Management Associates, Inc., Class A* .......        372,709
 12,100     Health Systems International, Inc., Class A* .......        340,312
 22,200     Healthsource, Inc.* ................................        455,100
  5,800     Herbalife International, Inc. ......................        105,125
  8,100     Hillenbrand Industries, Inc. .......................        322,987
  5,422     Horizon/CMS Healthcare Corp.* ......................         84,041
  8,900     Hormel Foods Corp. .................................        228,062
 25,300     Host Marriott Corp.* ...............................        430,100
  1,260     Host Marriott Services Corp.* ......................         11,182
  2,550     Hudson Foods, Inc., Class A ........................         39,844
 28,900     IBP, Inc. ..........................................        711,663
  9,240     ICN Pharmaceuticals, Inc. ..........................        205,590
 11,000     ICOS Corp.* ........................................         80,437
  7,300     ImmuLogic Pharmaceutical Corp.* ....................         31,937
  3,300     Immunex Corp.* .....................................         87,450
  7,400     International Dairy Queen, Inc., Class A* ..........        162,800
  5,150     International Multifoods Corp. .....................        105,575
  9,800     Interneuron Pharmaceuticals, Inc. * ................        172,725
  8,300     Interstate Bakeries Corp. ..........................        392,175
  4,200     Invacare Corp. .....................................         98,700
 14,890     IVAX Corp. .........................................        147,039
    500     Jacobs Engineering Group, Inc.* ....................         12,250
  6,200     Jones Apparel Group, Inc.* .........................        230,175
  5,700     Kaydon Corp. .......................................        238,687
  6,900     Kellwood Co. .......................................        172,500
 19,800     Kinetic Concepts, Inc. .............................        282,150
 18,600     Kohl's Corp.* ......................................        788,175
 12,600     Komag, Inc.* .......................................        382,725
 16,200     La Quinta Inns, Inc. ...............................        332,100
  8,121     Lancaster Colony Corp. .............................        373,566
  2,900     Lance, Inc. ........................................         52,200
 22,600     Leggett & Platt, Inc. ..............................        734,500
  7,200     Lennar Corp. .......................................        176,400
  1,350     Life Technologies, Inc. ............................         35,437
  2,527     Ligand Pharmaceuticals, Inc., Class B* .............         28,429
  2,600     Lincare Holdings, Inc.* ............................        107,250
  6,675     Lindsay Manufacturing Co. ..........................        218,606
  6,600     Liposome Co.* ......................................        134,475
  4,400     Lone Star Steakhouse & Saloon, Inc.* ...............        100,650
  4,000     Magellan Health Services, Inc.* ....................         98,500
 22,300     McCormick & Co., Inc. ..............................        546,350
  6,400     Medimmune, Inc.* ...................................         88,000
  7,200     Meditrust Corp., REIT ..............................        268,200
  2,000     MGM Grand, Inc.* ...................................         72,500
  1,700     Michael Foods, Inc. ................................         17,637
  3,800     Michaels Stores, Inc.* .............................         69,825
  5,400     Mid-Atlantic Medical Services, Inc.* ...............         72,900
 32,300     Mirage Resorts, Inc.* ..............................        686,375
  4,050     Mohawk Industries, Inc.* ...........................         84,544
  9,750     Multicare Cos., Inc.* ..............................        184,031
 31,000     Mylan Laboratories, Inc. ...........................        453,375
  4,900     Myriad Genetics, Inc.* .............................        169,050
  1,800     National Presto Industries, Inc. ...................         64,575
  1,200     Nautica Enterprises, Inc.* .........................         30,150
  3,500     Noven Pharmaceuticals, Inc.* .......................         31,500
  1,400     Nu-Kote Holding, Inc., Class A* ....................          3,850
  4,000     Oakwood Homes Corp. ................................         70,500
  1,564     Omega Healthcare Investors, Inc., REIT .............         48,875
  5,350     Outback Steakhouse, Inc.* ..........................        107,000
  3,450     Owens & Minor, Inc. ................................         39,244
 19,600     Oxford Health Plans, Inc.* .........................      1,149,050
    100     Park-Ohio Industries, Inc.* ........................          1,325
 11,200     Perrigo Co.* .......................................        121,800
 14,100     PETsMART, Inc.* ....................................        285,525
  3,000     Phillips-Van Heusen Corp. ..........................         35,625
  9,650     PhyCor, Inc.* ......................................        262,963
  5,100     Physicians Corp. of America* .......................         23,587
    300     Pope & Talbot, Inc. ................................          4,125
  5,700     Regis Corp. ........................................         99,750
  8,000     Renal Treatment Centers, Inc.* .....................        180,000
 15,500     Revco D. S., Inc.* .................................        627,750
 14,907     Richfood Holdings, Inc. ............................        279,506
 68,340     RJR Nabisco Holdings Corp. (C) .....................      2,203,965
  1,200     Roberts Pharmaceutical Corp.* ......................         15,300
  4,550     Ruby Tuesday, Inc.* ................................         79,056
    600     Ryland Group, Inc. .................................          7,050
  8,000     Savannah Foods & Industries, Inc. ..................        105,000
  6,000     Scherer (R.P.) Corp.* ..............................        311,250
  6,500     Scios, Inc.* .......................................         44,281
  2,700     SEQUUS Pharmaceuticals, Inc.* ......................         20,587
 30,050     Service Merchandise Co.* ...........................        101,419
    500     Sierra Health Services, Inc.* ......................         12,687
  2,300     Smithfield Foods, Inc.* ............................         97,175
  8,600     Smith's Food & Drug Centers, Inc., Class B* ........        294,550
  5,900     Smucker (J.M.) Co., Class A ........................         98,087
  1,800     Sofamor/Danek Group, Inc.* .........................         65,025
 10,000     Southland Corp.* ...................................         31,562
     38     Standard Commercial Corp.* .........................            679
  1,700     Standex International Corp. ........................         44,412
  4,600     Stanhome, Inc. .....................................        114,425
 23,600     Starbucks Corp.* ...................................        699,150
 12,896     STERIS Corp.* ......................................        314,340
 21,000     Stryker Corp. ......................................        522,375
 18,700     Sunbeam Corp. ......................................        561,000
  5,100     Sunrise Medical, Inc.* .............................         66,300
 18,800     Sybron International Corp.* ........................        521,700
 11,900     Tambrands, Inc. ....................................        510,212
  7,150     Tecnol Medical Products, Inc.* .....................        112,612
  1,650     TheraTech, Inc.* ...................................         17,738
  8,400     Toll Brothers, Inc.* ...............................        153,300
  4,254     Tootsie Roll Industries, Inc. ......................        190,894
 21,400     Topps Co.* .........................................         85,600
  3,100     Triarc Cos., Inc.* .................................         54,250
 40,749     Tyson Foods, Inc., Class A .........................        789,512
 17,375     Unifi, Inc. ........................................        529,937
      3     United Healthcare Corp.* ...........................            143
  9,900     United States Filter Corp.* ........................        305,662
 10,700     Universal Corp. ....................................        308,962
  7,900     Universal Foods Corp. ..............................        262,675
 14,000     Universal Health Services, Inc., Class B* ..........        460,250
    900     Valmont Industries, Inc. ...........................         35,100
 12,127     Value Health, Inc.* ................................        224,350
  4,426     Vencor, Inc.* ......................................        167,635
  8,000     Ventritex, Inc.* ...................................        134,000
  6,600     Vicor Corp.* .......................................         88,275
  1,400     VISX, Inc.* ........................................         30,975
  8,550     Vivra, Inc.* .......................................        230,850
  6,900     Vons Cos., Inc.* ...................................        446,775
  8,600     Warnaco Group, Inc., Class A .......................        255,850
  9,422     Watson Pharmaceuticals, Inc.* ......................        336,837
  2,800     WD-40 Co. ..........................................        142,800
  1,400     Webb (Del) Corp. ...................................         21,700
  3,100     Whole Foods Market, Inc.* ..........................         64,325
  1,700     Windmere-Durable Holdings ..........................         24,013
    600     WLR Foods, Inc. ....................................          5,850
  1,350     Wolverine World Wide, Inc. .........................         49,275
                                                                  -------------
                                                                     43,995,053
                                                                  -------------

            TECHNOLOGY - 14.02%

 29,600     Acxiom Corp.* ......................................        425,500
 29,800     Adaptec, Inc.* .....................................      1,065,350
 20,800     Adobe Systems, Inc. (C) ............................        834,600
  1,800     Adtran, Inc.* ......................................         45,000
  2,200     Advanced Technology Laboratories, Inc.* ............         65,175
 17,300     America Online, Inc.* ..............................        733,087
 17,600     American Power Conversion Corp.* ...................        380,600
  3,000     Amphenol Corp., Class A* ...........................         75,000
 75,500     Analog Devices, Inc.* ..............................      1,698,750
 11,000     Analysts International Corp. .......................        242,000
  5,600     Anixter International, Inc.* .......................         69,300
 11,500     ANTEC Corp.* .......................................         90,562
  7,000     Applix, Inc.* ......................................         44,625
 11,304     Arrow Electronics, Inc.* ...........................        637,262
  9,700     Ascend Communications, Inc.* .......................        395,275
     25     Associated Group, Inc., Class A* ...................            944
  8,686     AST Research, Inc.* ................................         41,259
 11,200     Atmel Corp.* .......................................        268,100
  3,100     Aura Systems, Inc.* ................................          6,103
  2,000     Avid Technology, Inc.* .............................         26,375
 10,600     Avnet, Inc. ........................................        597,575
  8,300     BE Aerospace, Inc.* ................................        203,350
  2,200     BHC Communications, Inc., Class A ..................        231,550
  3,600     Black Box Corp.* ...................................         96,750
  2,000     BMC Industries, Inc. ...............................         56,500
 18,200     BMC Software, Inc.* ................................        839,475
    675     Boole & Babbage, Inc.* .............................         16,031
  6,410     Borland International, Inc.* .......................         45,671
  3,000     Boston Technology, Inc.* ...........................         56,625
  6,400     Broderbund Software, Inc.* .........................        140,000
  6,500     BW/IP, Inc. ........................................         98,313
  4,100     BISYS Group, Inc.* .................................        129,150
 22,775     Cadence Design Systems, Inc.* ......................        782,891
  7,100     Calgene, Inc.* .....................................         53,694
  6,400     California Microwave, Inc.* ........................         92,000
 19,800     Cascade Communications Corp.* ......................        522,225
    800     Catalina Marketing Corp.* ..........................         32,500
  8,300     Catellus Development Corp.* ........................        126,575
 11,800     C-Cube Microsystems, Inc.* .........................        300,900
  1,100     CDI Corp.* .........................................         40,837
  7,700     Century Telephone Enterprises, Inc. ................        227,150
  8,700     Cephalon, Inc.* ....................................        182,700
  2,400     Cerner Corp.* ......................................         31,500
  7,700     Chips & Technologies, Inc.* ........................         79,887
 14,600     Cirrus Logic, Inc.* ................................        177,025
  1,300     Coherent, Inc.* ....................................         62,155
  2,000     Computer Network Technology Corp.* .................         10,750
  9,100     Compuware Corp.* ...................................        571,025
  4,300     Comverse Technology, Inc.* .........................        169,850
  1,900     Control Data Systems, Inc.* ........................         28,737
  3,800     CopyTele, Inc.* ....................................         20,663
 36,700     Cox Communications, Inc., Class A* .................        756,937
  9,150     Credence Systems Corp.* ............................        178,425
    200     C-Tec Corp.* .......................................          5,650
 26,500     Cypress Semiconductor Corp.* .......................        331,250
  2,400     Cyrix Corp.* .......................................         45,600
 11,900     Dallas Semiconductor Corp. .........................        315,350
  4,000     Datascope Corp.* ...................................         73,000
    700     Devon Group, Inc.* .................................         20,650
    300     Dialogic Corp.* ....................................          5,813
 13,600     DSP Communications, Inc.* ..........................        130,900
  4,400     Dynatech Corp.* ....................................        132,000
 70,700     Electronic Data Systems Corp. ......................      2,854,512
    100     Ennis Business Forms, Inc. .........................          1,100
  2,800     ESS Technology, Inc.* ..............................         67,900
  5,100     Exabyte Corp.* .....................................         61,837
  3,000     Fair Issac & Co., Inc. .............................        108,375
 11,366     Federal Signal Corp. ...............................        279,888
  1,700     FileNet Corp. * ....................................         27,412
  5,500     FirstMerit Corp. ...................................        228,938
 10,300     Fiserv, Inc.* ......................................        383,675
  8,100     Fore Systems, Inc.* ................................        121,500
    300     Fusion Systems Corp.* ..............................          7,125
  2,400     General Datacomm Industries, Inc.* .................         15,900
 13,000     Genzyme Corp.* .....................................        292,500
  1,700     Gerber Scientific, Inc. ............................         26,350
  1,680     Harman International Industries, Inc. ..............         56,280
    198     Healthdyne Technologies, Inc.* .....................          2,787
  2,100     Heartland Wireless Communications, Inc.* ...........          5,512
  4,000     HPR, Inc.* .........................................         45,000
 13,200     IDEXX Laboratories, Inc.* ..........................        184,800
  5,100     Information Resources, Inc.* .......................         68,850
 32,400     Informix Corp.* ....................................        490,050
 18,400     Input/Output, Inc.* ................................        266,800
  3,800     Insituform Technologies, Inc., Class A* ............         22,800
 16,600     Integrated Device Technology, Inc.* ................        166,000
  8,000     Interdigital Communications Corp.* .................         42,000
  9,300     Interface, Inc., Class A ...........................        233,080
 28,500     International Game Technology ......................        459,563
  7,600     International Rectifier Corp.* .....................         90,250
  3,800     InterVoice, Inc.* ..................................         40,850
 36,100     Iomega Corp.* ......................................        586,625
  4,400     Kimball International, Inc., Class B ...............        167,200
  4,600     KLA Instruments Corp.* .............................        167,900
  1,400     Lam Research Corp.* ................................         47,250
  2,900     Landstar System, Inc.* .............................         68,875
  9,600     Lattice Semiconductor Corp.* .......................        439,200
 25,300     Linear Technology Corp. ............................      1,119,525
  1,800     Macromedia, Inc.* ..................................         16,312
  8,000     MagneTek, Inc.* ....................................        129,000
  5,038     Mark IV Industries, Inc. ...........................        118,392
  4,000     Marshall Industries, Inc.* .........................        126,000
  1,500     Material Sciences Corp.* ...........................         25,312
 19,000     Maxim Integrated Products, Inc.* ...................        919,125
  4,350     McAfee Associates, Inc.* ...........................        192,487
    500     McWhorter Technologies, Inc.* ......................         10,437
  1,400     Metricom, Inc.* ....................................         14,000
  1,200     MicroAge, Inc.* ....................................         16,200
  7,875     Microchip Technology, Inc.* ........................        236,250
  2,500     Micron Electronics, Inc.* ..........................         47,812
  6,100     MicroTouch Systems, Inc.* ..........................        120,475
  9,500     Mobile Telecommunications Technologies Corp.* ......         59,375
 18,008     Molex, Inc. ........................................        639,284
    100     MTS Systems Corp. ..................................          2,200
 18,256     Nellcor Puritan Bennett, Inc.* .....................        321,762
  4,900     NETCOM On-Line Communication Services, Inc.* .......         47,162
 15,000     NetManage, Inc.* ...................................         42,656
 11,600     Network General Corp.* .............................        249,400
  3,600     Oak Industries, Inc.* ..............................         71,100
 11,200     Octel Communications Corp.* ........................        177,800
  1,300     OIS Optical Imaging Systems, Inc.* .................          2,762
    800     Optical Data Systems, Inc.* ........................         10,000
  5,600     PairGain Technologies, Inc.* .......................        165,900
 22,800     Parametric Technology Corp.* .......................      1,028,850
  1,463     Paxar Corp.* .......................................         28,346
 13,800     Paxson Communications Corp.* .......................        148,350
 14,775     Paychex, Inc. ......................................        607,622
 10,800     PeopleSoft, Inc.* ..................................        432,000
    145     PerSeptive Biosystems, Inc.* .......................          1,142
     82     PerSeptive Biosystems, Inc., Warrants*
             (Exp. 09/11/2003) .................................            195
 15,350     Pioneer Standard Electronics, Inc. .................        195,713
  7,400     Platinum Technology, Inc.* .........................         87,875
  3,100     Policy Management Systems Corp.* ...................        135,237
  5,900     Premisys Communications, Inc.* .....................         47,937
    100     Presstek, Inc.* ....................................          4,950
    100     Progress Software Corp.* ...........................          1,663
  2,200     Protein Design Laboratories, Inc.* .................         66,000
 12,450     Quantum Corp.* .....................................        480,881
 25,600     Reynolds & Reynolds Co., Class A ...................        611,200
  6,600     Robotic Vision Systems, Inc.* ......................         75,075
 10,000     Sanmina Corp.* .....................................        447,500
  6,500     SCI Systems, Inc.* .................................        329,062
 13,000     Sensormatic Electronics Corp. ......................        219,375
 22,700     Shiva Corp.* .......................................        200,044
  1,700     Standard Microsystems Corp.* .......................         17,637
  7,900     Standard Register Co. ..............................        258,725
  7,746     Sterling Software, Inc.* ...........................        213,982
 13,528     Storage Technology Corp.* ..........................        530,974
  4,700     Stratus Computer, Inc.* ............................        145,700
  8,900     Structural Dynamics Research Corp.* ................        184,675
  6,150     Summit Technology, Inc.* ...........................         39,975
 10,000     SunGard Data Systems, Inc.* ........................        435,000
 11,600     Sybase, Inc.* ......................................        162,400
  6,300     Symantec Corp.* ....................................         89,775
  2,400     Symmetricom, Inc.* .................................         34,200
  4,000     Synopsys, Inc.* ....................................        100,000
 11,925     System Software Associates, Inc.* ..................         69,314
    700     Systems & Computer Technology Corp.* ...............         13,562
 14,800     Systemsoft Corp.* ..................................        148,000
  7,800     Tech Data Corp.* ...................................        188,175
 48,450     Tele-Communications, Inc. Liberty
             Media Group, Series A* .............................       965,972
 20,000     Teradyne, Inc.* ....................................        577,500
    900     Thermo Cardiosystems, Inc.* ........................         17,325
  4,600     3D Systems Corp.* ..................................         41,400
  6,400     3DO Co.* ...........................................         16,800
 13,600     Total System Services, Inc. ........................        380,800
    200     Tseng Laboratories, Inc.* ..........................            600
    200     Unitrode Corp.* ....................................          6,500
 10,800     U.S. Robotics Corp. ................................        598,050
  6,650     Vanguard Cellular Systems, Inc., Class A* ..........         73,150
  5,000     VeriFone, Inc.* ....................................        163,750
  3,200     Viewlogic Systems, Inc.* ...........................         44,600
 15,000     Viking Office Products, Inc.* ......................        290,625
  6,543     Vishay Intertechnology, Inc.* ......................        144,764
  6,500     VLSI Technology, Inc.* .............................        112,530
 19,200     Wallace Computer Services, Inc. ....................        636,000
 10,700     Western Digital Corp.* .............................        605,888
 23,600     Wheelabrator Technologies, Inc. ....................        309,750
  1,500     WMS Industries, Inc.* ..............................         28,125
  6,500     Wyle Electronics ...................................        218,562
 31,900     Xilinx, Inc.* ......................................      1,555,125
  5,300     Young Broadcasting, Inc., Class A* .................        127,863
 10,400     Zero Corp. .........................................        195,000
  6,600     Zilog, Inc.* .......................................        138,600
 11,600     Zoran Corp.* .......................................        187,050
                                                                  -------------
                                                                     43,391,348
                                                                  -------------

            CONSUMER CYCLICAL - 9.98%

  7,750     Acclaim Entertainment, Inc.* .......................         36,812
 13,750     Advanta Corp., Class A .............................        369,530
 11,846     AES Corp.* .........................................        663,375
    700     Alexander's, Inc.* .................................         48,475
    650     American Business Information, Inc.* ...............         12,675
  4,300     AnnTaylor Stores Corp.* ............................         87,613
    900     Arbor Drugs, Inc. ..................................         15,750
  4,500     Arctic Cat, Inc. ...................................         44,437
    200     Argosy Gaming Corp.* ...............................            750
  2,300     Arvin Industries, Inc. .............................         53,763
  5,300     Bandag, Inc. .......................................        266,987
  6,825     Banta Corp. ........................................        174,037
  7,700     Belo (A.H.) Corp., Class A .........................        284,900
 10,100     Best Buy Co., Inc.* ................................        103,525
  2,100     Billing Information Concepts* ......................         50,400
    137     Bombay Company* ....................................            565
 17,700     Boyd Gaming Corp.* .................................         99,562
  6,200     Breed Technologies, Inc. ...........................        120,900
  2,300     Burlington Coat Factory Warehouse Corp.* ...........         41,400
  8,850     Butler Manufacturing Co. ...........................        314,175
 10,200     Cablevision Systems Corp., Class A* ................        303,450
 13,300     Callaway Golf Co. ..................................        380,712
 10,800     Carlisle Cos., Inc. ................................        315,900
  3,300     Carson Pirie Scott & Co.* ..........................        101,887
  5,000     Casey's General Stores, Inc. .......................         96,250
  1,200     Casino America, Inc.* ..............................          3,000
  3,100     Casino Magic Corp. * ...............................          5,618
  7,800     CellStar Corp.* ....................................        165,750
  2,800     Central Newspapers, Inc., Class A ..................        140,350
 15,093     Century Communications Corp., Class A* .............         69,805
  4,821     Chris-Craft Industries, Inc.* ......................        191,049
 13,250     Circus Circus Enterprises, Inc.* ...................        344,500
 10,350     Claire's Stores, Inc. ..............................        173,362
 20,043     Clayton Homes, Inc. ................................        255,548
 15,200     Clear Channel Communications, Inc.* ................        651,700
  9,980     Comdisco, Inc. .....................................        310,627
 24,200     CompUSA, Inc.* .....................................        381,150
 13,750     Consolidated Stores Corp.* .........................        484,687
    100     CPI Corp. ..........................................          1,687
 10,300     Danaher Corp. ......................................        428,737
  5,100     Donaldson Co., Inc. ................................        177,225
    100     Dress Barn, Inc.* ..................................          1,688
  2,300     Eagle Hardware & Garden, Inc.* .....................         41,400
  1,000     Exide Corp. ........................................         16,375
    900     Express Scripts, Inc., Class A* ....................         32,175
 10,800     Family Dollar Stores, Inc. .........................        252,450
  2,400     Fibreboard Corp.* ..................................         83,100
  1,900     Fisher Scientific International, Inc. ..............         83,837
 17,050     Flowers Industries, Inc. ...........................        390,019
  1,100     Franklin Quest Co.* ................................         23,237
  9,200     Friedman's, Inc., Class A* .........................        146,050
 10,800     Gartner Group, Inc., Class A* ......................        233,550
 11,025     Gaylord Entertainment Co., Class A .................        237,037
 10,200     GenCorp, Inc. ......................................        193,800
 37,000     General Motors Corp., Class H ......................      2,007,250
    300     Gibson Greetings, Inc.* ............................          6,225
  6,000     Golden Books Family Entertainment, Inc.* ...........         55,500
  5,115     Grand Casinos, Inc.* ...............................         47,953
  8,200     GTECH Holdings Corp.* ..............................        247,025
  4,800     Gymboree Corp.* ....................................        129,000
 22,000     Harley-Davidson, Inc. ..............................        745,250
 10,390     HealthCare COMPARE Corp.* ..........................        422,093
 14,800     Hechinger Co., Class A* ............................         26,363
 13,200     Heilig-Meyers Co. ..................................        209,550
  1,800     Hollywood Park, Inc.* ..............................         23,175
    589     Homestead Village, Inc., Warrants*
             (Exp. 10/29/97) ...................................          4,270
  4,000     Houghton Mifflin Co. ...............................        216,000
    100     Huffy Corp. ........................................          1,375
  1,800     In Focus Systems, Inc.* ............................         31,050
  1,900     Integrated Health Services, Inc. ...................         55,575
  9,900     Intelligent Electronics, Inc.* .....................         33,412
  4,400     Juno Lighting, Inc. ................................         69,850
  8,150     Kelly Services, Inc., Class A ......................        218,012
  5,300     Lafarge Corp. ......................................        120,575
  3,900     La-Z-Boy Chair .....................................        133,575
 18,100     Lear Corp.* ........................................        604,087
 11,200     Lee Enterprises, Inc. ..............................        271,600
  9,400     MacFrugal's Bargains-Close-Outs, Inc.* .............        249,100
 21,600     Manpower, Inc. .....................................        777,600
  7,526     Marvel Entertainment Group, Inc.* ..................         15,992
     98     Mattel, Inc. .......................................          2,345
  4,400     Medaphis Corp.* ....................................         45,100
 33,094     MedPartners, Inc.* .................................        703,247
  1,800     Medusa Corp. .......................................         67,500
  1,725     Men's Wearhouse, Inc.* .............................         47,437
  5,200     Meyer (Fred), Inc.* ................................        214,500
  7,500     Miller (Herman), Inc. ..............................        511,875
  5,300     Modine Manufacturing Co. ...........................        129,850
    133     Morrison Health Care, Inc. .........................          1,861
  9,593     Myers Industries, Inc. .............................        159,483
  6,500     National Computer Systems, Inc. ....................        164,125
  8,600     Neiman-Marcus Group, Inc. * ........................        221,450
 15,140     NovaCare, Inc.* ....................................        183,572
 20,086     Office Depot, Inc.* ................................        409,252
 13,775     Olsten Corp., Class B ..............................        222,121
 16,200     Omnicom Group, Inc. ................................        807,975
  9,335     Pacificare Health Systems, Inc., Class B* ..........        805,144
  7,800     PHH Corp. ..........................................        359,775
 10,920     Pier 1 Imports, Inc. ...............................        192,465
  1,500     Playboy Enterprises, Inc., Class B* ................         23,063
  6,900     Players International, Inc.* .......................         33,637
  3,700     Primadonna Resorts, Inc.* ..........................         73,537
  9,800     QUALCOMM, Inc.* ....................................        552,475
  1,100     Renters Choice, Inc.* ..............................         15,812
  6,300     Rio Hotel & Casino, Inc.* ..........................         88,200
  3,200     Robert Half International, Inc.* ...................        111,600
  6,350     Rollins, Inc. ......................................        119,063
 13,200     Ross Stores, Inc. ..................................        334,950
 14,600     Ruddick Corp. ......................................        226,300
 75,000     Safeway, Inc.* .....................................      3,478,125
  2,900     Scholastic Corp.* ..................................         81,925
  8,962     Schulman (A.), Inc. ................................        170,277
 20,600     Shaw Industries, Inc. ..............................        262,650
  6,100     Shopko Stores, Inc. ................................         91,500
  2,900     Showboat, Inc. .....................................         57,275
  1,000     Smith (A.O.) Corp. .................................         34,875
  9,800     Sodak Gaming, Inc.* ................................        105,350
  3,800     Sotheby's Holdings, Inc., Class A ..................         60,800
  8,000     Southdown, Inc. ....................................        274,000
    600     Spiegel, Inc., Class A* ............................          4,125
  5,700     Spelling Entertainment Group, Inc.* ................         32,775
    300     Standard Pacific Corp. .............................          1,875
 20,737     Staples, Inc.* .....................................        417,332
  6,800     Station Casinos, Inc.* .............................         55,250
  8,775     Stewart Enterprises, Inc., Class A .................        320,287
  4,695     Strawbridge & Clothier, Class A ....................         82,162
 11,756     Sun Healthcare Group, Inc.* ........................        168,992
  4,900     Superior Industries International, Inc. ............        110,862
  6,400     Tiffany & Co. ......................................        243,200
  1,300     Timberland Co., Class A* ...........................         57,038
  3,200     Urban Outfitters, Inc.* ............................         37,200
  9,900     USG Corp.* .........................................        310,612
  2,500     U.S. Home Corp.* ...................................         63,437
  7,300     Waban, Inc.* .......................................        203,488
  1,700     Washington Post Co., Class B .......................        584,800
  4,600     Weis Markets, Inc. .................................        127,650
  2,601     Wellpoint Health Networks, Inc.* ...................        107,942
  8,200     Westwood One, Inc.* ................................        151,700
  4,050     Williams-Sonoma, Inc.* .............................        116,437
                                                                  -------------
                                                                     30,870,455
                                                                  -------------
            UTILITIES - 8.38%

 11,100     AGL Resources, Inc. ................................        203,963
 34,600     Allegheny Power System, Inc. .......................      1,025,025
 14,400     American Water Works Co., Inc. .....................        302,400
  1,200     Aspect Telecommunications Corp.* ...................         23,400
  2,500     Atlantic Energy, Inc. ..............................         41,875
 15,200     Boston Edison Co. ..................................        399,000
 10,250     Brooklyn Union Gas Co. .............................        281,875
 38,900     Centerior Energy Corp. .............................        393,863
 18,100     Cincinnati Bell, Inc. ..............................      1,022,650
  9,900     CIPSCO, Inc. .......................................        350,213
    237     Citizens Utilities Co., Class B* ...................          2,811
 23,900     CMS Energy Corp. ...................................        785,713
 13,624     Comsat Corp. .......................................        332,085
 15,200     Delmarva Power & Light Co. .........................        279,300
 29,050     DPL, Inc. ..........................................        700,831
 22,950     DQE, Inc. ..........................................        636,863
 28,900     Enova Corp. ........................................        635,800
  7,200     Equitable Resources, Inc. ..........................        220,500
 25,800     Florida Progress Corp. .............................        783,675
  9,500     Geotek Communications, Inc.* .......................         47,500
  9,450     Glenayre Technologies, Inc.* .......................         93,319
  5,600     Hawaiian Electric Industries, Inc. .................        189,700
 13,000     Idaho Power Co. ....................................        386,750
  7,800     IES Industries, Inc. ...............................        225,225
 24,700     Illinova Corp. .....................................        565,013
    600     IPALCO Enterprises, Inc. ...........................         18,225
 18,300     Kansas City Power & Light Co. ......................        512,400
 11,700     KU Energy Corp. ....................................        349,538
 12,700     LCI International, Inc.* ...........................        212,725
 19,000     LG & E Energy Corp. ................................        458,375
 28,800     Long Island Lighting Co. ...........................        691,200
 17,000     MAPCO, Inc. ........................................        527,000
 19,400     MCN Corp. ..........................................        545,625
 23,814     MidAmerican Energy Co. .............................        407,815
  6,500     Minnesota Power & Light Co. ........................        181,188
 15,400     Montana Power Co. ..................................        331,100
  7,200     National Fuel Gas Co. ..............................        307,800
 11,200     Nevada Power Co. ...................................        222,600
 16,100     New England Electric System ........................        553,438
 20,400     New York State Electric & Gas Corp. ................        441,150
 21,005     NEXTEL Communications, Inc., Class A* ..............        280,942
 15,500     NIPSCO Industries, Inc. ............................        608,375
 35,900     Northeast Utilities ................................        282,713
 11,500     OGE Energy Corp. ...................................        481,563
  2,500     Otter Tail Power Co. ...............................         84,375
 10,900     Paging Network, Inc.* ..............................         88,563
  2,300     PanAmSat Corp.* ....................................         66,125
    900     People's Choice TV Corp.* ..........................          2,363
  6,500     PictureTel Corp.* ..................................         77,188
 22,100     Pinnacle West Capital Corp. ........................        665,763
 13,500     Portland General Corp. .............................        470,813
 31,400     Potomac Electric Power Co. .........................        769,300
 15,100     Public Service Co. of Colorado .....................        585,125
 25,700     SCANA Corp. ........................................        652,138
 18,300     Southern New England Telecommunication Corp. .......        656,513
 12,900     Southwestern Public Service Co. ....................        462,788
  8,500     Symbol Technologies, Inc. ..........................        410,125
  5,600     TCA Cable TV, Inc. .................................        169,400
 32,600     TECO Energy, Inc. ..................................        782,400
  8,600     Telephone & Data Systems, Inc. .....................        330,025
    100     United Water Resources, Inc. .......................          1,713
 11,500     UtiliCorp United, Inc. .............................        293,250
  8,400     U.S. Cellular Corp.* ...............................        208,950
 12,800     Valero Energy Corp. ................................        465,600
    400     Washington Gas Light Co. ...........................          9,000
 11,500     Washington Water Power Co. .........................        199,813
 17,024     Western Resources, Inc. ............................        510,720
 25,850     Wisconsin Energy Corp. .............................        633,325
                                                                  -------------
                                                                     25,938,496
                                                                  -------------

            ENERGY - 4.51%

  4,500     Albemarle Corp. ....................................         80,438
 20,800     Anadarko Petroleum Corp. ...........................      1,167,400
 20,352     Apache Corp. .......................................        681,792
 17,300     ARCO Chemical Co. ..................................        752,550
    300     Atmos Energy Corp. .................................          7,613
  2,800     Benton Oil & Gas Co.* ..............................         43,400
  4,000     BJ Services Co.* ...................................        191,500
    540     BJ Services Co., Warrants*
             (Exp. 01/15/2015) .................................         12,825
 19,000     Cabot Corp. ........................................        456,000
  3,400     Cabot Oil & Gas Corp., Class A .....................         59,000
  9,960     CalEnergy, Inc.* ...................................        338,640
  4,200     Cooper CameronCorp.* ...............................        287,700
 10,300     Devon Energy Corp. .................................        309,000
  5,400     Diamond Offshore Drilling, Inc.* ...................        369,900
 13,090     El Paso Natural Gas Co. ............................        741,221
  3,100     Energy Ventures, Inc.* .............................        191,038
 12,200     Enron Oil & Gas Co. ................................        253,150
  1,825     ENSCO International, Inc.* .........................         89,881
    200     FINA, Inc., Class A ................................         12,700
  9,000     FINOVA Group, Inc. .................................        608,625
  4,150     Fuller (H.B.) Co. ..................................        202,313
 46,300     Global Marine, Inc.* ...............................        995,450
  1,800     KCS Energy, Inc. ...................................         59,175
  6,150     KN Energy, Inc. ....................................        242,925
  1,200     Lone Star Technologies, Inc.* ......................         22,800
  1,000     Mine Safety Appliances Co. .........................         63,500
  7,050     Mitchell Energy & Development Corp.,
              Class A ..........................................        142,763
 10,715     Murphy Oil Corp. ...................................        503,605
 36,251     NGC Corp. ..........................................        570,953
  6,600     Noble Affiliates, Inc. .............................        249,150
  7,800     Noble Drilling Corp.* ..............................        134,550
    900     Nuevo Energy Co.* ..................................         34,538
  4,100     Oceaneering International, Inc.* ...................         64,063
 21,500     Parker Drilling Co.* ...............................        180,063
  6,600     Parker & Parsley Petroleum Co. .....................        194,700
  5,300     Pogo Producing Co. .................................        190,800
 10,300     Quaker State Corp. .................................        158,363
 11,600     Questar Corp. ......................................        416,150
  6,000     Reading & Bates Corp.* .............................        135,750
    100     RPC Energy Services, Inc.* .........................          1,438
  8,664     Seagull Energy Corp.* ..............................        155,952
  8,500     Smith International, Inc.* .........................        387,813
  5,300     Snyder Oil Corp. ...................................         85,463
 15,300     Tesoro Petroleum Corp.* ............................        160,650
 26,400     Tosco Corp. ........................................        752,400
  1,700     Tuboscope Vetco International Corp.* ...............         23,163
 17,142     Ultramar Diamond Shamrock Corp. ....................        544,259
 10,200     Union Texas Petroleum Holdings, Inc. ...............        187,425
  6,000     Varco International, Inc.* .........................        150,000
  9,978     Weatherford Enterra, Inc.* .........................        293,104
                                                                  -------------
                                                                     13,958,151
                                                                  -------------

            BASIC MATERIALS - 4.39%

  3,600     Actel Corp.* .......................................         78,300
    300     Alpharma, Inc., Class A ............................          4,125
  1,900     Amcol International Corp. ..........................         34,438
    300     Ashland Coal, Inc. .................................          7,350
  3,300     Birmingham Steel Corp. .............................         57,750
 10,600     Bowater, Inc. ......................................        412,075
  4,400     Brush Wellman, Inc. ................................         79,750
  6,100     Calgon Carbon Corp. ................................         67,100
  4,600     CalMat Co. .........................................         81,075
  8,812     Castle (A.M.) & Co. ................................        153,109
  1,200     Chesapeake Corp. ...................................         33,000
  6,300     Consolidated Papers, Inc. ..........................        328,388
 11,500     Crompton & Knowles Corp. ...........................        224,250
  6,000     Dexter Corp. .......................................        180,750
 23,591     Ethyl Corp. ........................................        203,472
  2,500     Gaylord Container Corp., Class A* ..................         15,156
  8,400     Georgia Gulf Corp. .................................        212,100
  6,600     Glatfelter (P.H.) Co. ..............................        108,900
  5,500     Handy & Harman .....................................         82,500
 11,025     Hanna (M.A.) Co. ...................................        234,281
 15,200     Harsco Corp. .......................................        552,900
 14,000     IMC Global, Inc. ...................................        505,750
 12,500     Intermet Corp. .....................................        164,063
  8,700     Jefferson Smurfit Corp.* ...........................        103,313
  7,800     Justin Industries, Inc. ............................         86,775
  4,000     Kennametal, Inc. ...................................        145,000
  1,800     Lilly Industries, Inc., Class A ....................         32,625
 11,400     Longview Fibre Co. .................................        171,000
 22,000     LTV Corp. ..........................................        277,750
  2,200     Lukens, Inc. .......................................         37,125
 12,200     Lyondell Petrochemical Co. .........................        279,075
  2,900     MAXXAM, Inc.* ......................................        131,225
  7,700     Minerals Technologies, Inc. ........................        256,025
  3,600     Mississippi Chemical Corp. .........................         85,950
  2,400     Mueller Industries, Inc.* ..........................         93,900
  6,000     Mycogen Corp.* .....................................        139,500
  9,000     Olin Corp. .........................................        357,750
 14,250     OM Group, Inc. .....................................        400,781
  5,900     Oregon Steel Mills, Inc. ...........................        102,513
    100     O'Sullivan Corp. ...................................            838
 34,100     Owens-Illinois, Inc.* ..............................        839,713
  9,700     Pentair, Inc. ......................................        280,088
  6,300     Quanex Corp. .......................................        158,288
  3,300     Rayonier, Inc. .....................................        122,925
 11,900     Rhone-Poulenc Rorer, Inc. ..........................        880,600
 16,643     RPM, Inc. ..........................................        276,690
  6,000     Scotts Co., Class A* ...............................        138,000
  9,600     Sealed Air Corp.* ..................................        394,800
  1,000     Sequa Corp., Class A* ..............................         44,625
 11,900     Shorewood Packaging Corp.* .........................        221,638
  9,300     Solectron Corp.* ...................................        466,163
 27,470     Sonoco Products Co. ................................        741,690
  3,000     St. Joe Corp. ......................................        221,625
  4,900     Telxon Corp. .......................................         74,725
  1,300     Tencor Instruments* ................................         46,963
 23,400     Terra Industries, Inc. .............................        327,600
  1,000     Texas Industries, Inc. .............................         27,500
  8,300     Thiokol Corp. ......................................        458,575
    500     TriMas Corp. .......................................         11,750
  2,000     Valspar Corp. ......................................         57,500
  5,676     Wausau Paper Mills Co. .............................        103,942
  6,600     Wellman, Inc. ......................................        115,500
  6,500     WHX Corp.* .........................................         43,875
 10,500     Witco Corp. ........................................        357,000
  9,000     Wolverine Tube, Inc.* ..............................        234,000
 17,300     Zeigler Coal Holding Co. ...........................        410,875
                                                                  -------------
                                                                     13,578,377
                                                                  -------------

            CAPITAL GOODS - 4.12%

 35,000     ADC Telecommunications, Inc.* ......................        940,625
  6,900     AGCO Corp. .........................................        190,613
    100     Air & Water Technologies Corp., Class A* ...........            500
  4,600     Alliant Techsystems, Inc.* .........................        193,775
  2,800     Allied Products Corp. ..............................         78,750
  6,300     American Management Systems, Inc.* .................        138,600
 29,600     American Standard Cos., Inc.* ......................      1,332,000
 13,200     AMETEK, Inc. .......................................        278,850
  6,000     Applied Power, Inc., Class A .......................        252,000
  7,400     AptarGroup, Inc. ...................................        283,050
 13,919     BancTec, Inc.* .....................................        354,935
  4,600     Checkpoint Systems, Inc. ...........................         78,775
  4,100     Coltec Industries, Inc.* ...........................         75,850
  8,550     Commercial Intertech Corp. .........................         96,188
  6,666     Commercial Metals Co. ..............................        190,814
  7,400     Corrections Corp. Of America* ......................        179,450
  8,550     Cuno, Inc.* ........................................        131,456
  4,000     Dentsply International, Inc. .......................        200,000
 16,368     Diebold, Inc. ......................................        615,846
  1,900     Digital Microwave Corp.* ...........................         36,575
  8,200     Dionex Corp.* ......................................        373,100
  7,500     Duriron Co., Inc. ..................................        165,000
  7,100     Federal-Mogul Corp. ................................        174,838
  4,200     GATX Corp. .........................................        205,275
 17,000     Gentex Corp.* ......................................        335,750
  6,200     Goulds Pumps, Inc. .................................        144,925
 15,502     Hubbell, Inc., Class B .............................        654,960
  1,350     IDEX Corp. .........................................         31,725
  3,200     IMCO Recycling, Inc. ...............................         46,800
  2,800     KEMET Corp.* .......................................         52,500
  6,500     Keystone International, Inc. .......................        115,375
  7,414     Litton Industries, Inc.* ...........................        298,414
  7,000     Mascotech, Inc. ....................................        143,500
  3,500     Molten Metal Technology, Inc.* .....................         30,625
  2,700     Nordson Corp. ......................................        138,375
  2,000     Orbital Sciences Corp.* ............................         27,563
  5,850     Pittway Corp., Class A .............................        283,725
  5,000     Regal Beloit Corp. .................................        122,500
  1,400     Roper Industries, Inc. .............................         58,975
  1,900     Silicon Valley Group, Inc.* ........................         40,850
  9,900     Simpson Industries, Inc. ...........................         97,763
  8,100     Stewart & Stevenson Services, Inc. .................        162,000
 21,800     Sundstrand Corp. ...................................        945,575
    600     Teleflex, Inc. .....................................         31,725
  8,100     Trinity Industries, Inc. ...........................        246,038
  8,176     U.S.A. Waste Services, Inc.* .......................        290,248
  8,900     Varian Associates, Inc. ............................        476,150
  8,800     Vulcan Materials Co. ...............................        570,900
  5,700     Watts Industries, Inc., Class A ....................        132,525
  6,600     Wyman-Gordon Co.* ..................................        134,475
 13,200     York International Corp. ...........................        552,750
                                                                  -------------
                                                                     12,733,576
                                                                  -------------

            TRANSPORTATION - 2.24%

  4,400     Airborne Freight Corp. .............................        132,000
 13,900     Alexander & Baldwin, Inc. ..........................        359,663
 16,908     America West Holdings Corp., Class B* ..............        264,188
  3,100     American Freightways Corp.* ........................         43,206
  6,800     APL, Ltd. ..........................................        142,800
  1,600     Arnold Industries, Inc. ............................         22,600
  9,300     ASA Holdings, Inc. .................................        192,975
 16,705     Comair Holdings, Inc. ..............................        363,334
  7,738     Fritz Cos., Inc.* ..................................         74,962
  2,100     Greyhound Lines, Inc.* .............................          8,925
  6,400     Hunt (J.B.) Transport Services, Inc. ...............         88,800
 16,200     Illinois Central Corp., Series A ...................        510,300
  5,200     Kirby Corp.* .......................................         88,400
    800     Lo-Jack Corp.* .....................................          7,900
  6,300     Mesa Air Group, Inc.* ..............................         38,489
    900     M.S. Carriers, Inc.* ...............................         15,244
 16,300     Northwest Airlines Corp., Class A* .................        613,288
  9,600     Offshore Logistics, Inc.* ..........................        153,600
  7,200     Overseas Shipholding Group, Inc. ...................        123,300
 23,100     Republic Industries, Inc.* .........................        801,281
  2,250     Rollins Truck Leasing Corp. ........................         29,813
 16,000     Rural/Metro Corp.* .................................        488,000
  2,600     Standard Products Co. ..............................         60,450
 14,100     Tidewater, Inc. ....................................        648,600
  3,300     Top Source Technologies, Inc.* .....................          6,188
 12,400     UAL Corp.* .........................................        802,900
  2,800     United Waste Systems, Inc.* ........................        104,300
  9,450     USFreightways Corp. ................................        244,519
  3,000     Wabash National Corp. ..............................         52,125
  2,400     Werner Enterprises, Inc. ...........................         45,000
  7,800     Wisconsin Central Transportation Corp.* ............        274,950
  3,200     XTRA Corp. .........................................        132,400
                                                                  -------------
                                                                      6,934,500
                                                                  -------------

            DURABLE GOODS - 1.88%

  5,200     Acuson Corp.* ......................................        121,550
  1,700     Albany International Corp., Class A ................         35,062
  1,700     Allen Group, Inc.* .................................         29,750
 17,400     Altera Corp.* ......................................        748,200
  1,200     AMISYS Managed Care Systems, Inc.* .................         20,400
  8,550     Applied Industrial Technology, Inc. ................        299,250
  6,800     Beckman Instruments, Inc. ..........................        285,600
    100     Borg-Warner Security Corp.* ........................          1,462
  7,800     Cintas Corp. .......................................        411,450
  2,200     Citrix Systems, Inc.* ..............................         29,150
 30,300     Elcom International, Inc.* .........................        185,588
 12,400     Electronic Arts, Inc.* .............................        330,150
 13,200     Fastenal Co. .......................................        462,000
  1,300     Figgie International, Inc., Class A* ...............         15,762
  5,600     GT Interactive Software Corp.* .....................         39,900
  6,900     HON Industries, Inc. ...............................        256,162
  1,400     Marquette Medical Systems, Inc., Class A* ..........         28,175
 12,500     Mentor Graphics Corp.* .............................        104,687
 16,600     Nabors Industries, Inc.* ...........................        323,700
  8,200     Netscape Communications Corp.* .....................        246,512
  2,166     NTL, Inc.* .........................................         46,569
  4,600     OEA, Inc. ..........................................        192,050
  5,300     Precision Castparts Corp. ..........................        270,300
 12,600     Read-Rite Corp.* ...................................        318,150
  3,500     SanDisk Corp.* .....................................         34,562
  6,800     Semitool, Inc.* ....................................         74,800
  6,800     Sequent Computer Systems, Inc.* ....................        102,000
 11,200     SMART Modular Technologies, Inc.* ..................        266,000
  8,400     Smith Micro Software, Inc.* ........................         25,200
 12,336     Sterling Commerce, Inc.* ...........................        357,744
  6,171     The Learning Company, Inc.* ........................         40,882
  5,200     Valassis Communications, Inc.* .....................        116,350
                                                                  -------------
                                                                      5,819,117
                                                                  -------------

            CHEMICALS AND DRUGS - 0.49%

  8,400     Betzdearborn, Inc. .................................        530,250
  8,500     Ferro Corp. ........................................        255,000
  8,000     Keravision, Inc.* ..................................         81,000
 20,400     Lubrizol Corp. .....................................        663,000
                                                                  -------------
                                                                      1,529,250
                                                                  -------------

            CONSUMER PRODUCTS - 0.48%

  5,875     HSN, Inc.* .........................................        149,077
  4,000     Intimate Brands, Inc., Class A .....................         75,500
  5,300     Ralcorp Holdings, Inc.* ............................         54,325
 28,200     Reader's Digest Association, Inc., Class A (C) .....        810,750
 12,200     Scripps (E.W.) Co., Class A ........................        398,025
                                                                  -------------
                                                                      1,487,677
                                                                  -------------

            METALS AND MINING - 0.41%

  2,100     Alumax, Inc.* ......................................         72,712
 13,300     Amax Gold, Inc.* ...................................         89,775
  3,300     Carpenter Technology Corp. .........................        126,225
  8,071     Coeur d'Alene Mines Corp. ..........................        131,154
  6,783     Freeport McMoRan, Inc. .............................        198,402
 13,300     Hecla Mining Co.* ..................................         78,137
 14,400     Newmont Gold Co. ...................................        577,800
                                                                  -------------
                                                                      1,274,205
                                                                  -------------

            BUILDING AND CONSTRUCTION - 0.07%

  1,875     Chittenden Corp. ...................................         50,625
  6,600     Morrison Knudsen Corp.* ............................         69,300
  5,000     Schuller Corp. .....................................         57,500
  2,700     TJ International, Inc. .............................         51,300
                                                                  -------------
                                                                        228,725
                                                                  -------------
            TOTAL COMMON STOCKS ................................    260,904,634
              (Cost $173,178,362)                                 -------------

 PAR
VALUE
-----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 16.37%

            FEDERAL HOME LOAN MORTGAGE (C) - 15.89%

$49,192,000 6.50%, 04/01/97 ....................................  $  49,192,000
                                                                  -------------
            U.S. TREASURY BILL (B) - 0.48%

  1,500,000 5.05%, 06/19/97 ....................................      1,482,732
                                                                  -------------
            TOTAL U.S. GOVERNMENT AND
            AGENCY OBLIGATIONS .................................     50,674,732
            (Cost $50,675,097)                                    -------------

TOTAL INVESTMENTS - 100.68% ....................................    311,579,366
  (Cost $223,853,459)                                             -------------

NET OTHER ASSETS AND LIABILITIES - (0.68)% .....................     (2,105,695)
                                                                  -------------
NET ASSETS - 100.00% ...........................................  $ 309,473,671
                                                                  =============

-------------------------------------------
*     Non-income producing security.
REIT  Real Estate Investment Trust
(A)   Annualized yield at time of purchase.
(B) Security has been depositied as an initial margin on open futures contracts.

At March 31, 1997, the Fund's open futures contracts were as follows:

     NUMBER OF
    CONTRACTS          CONTRACT  EXPIRATION      OPENING        CURRENT
 PURCHASED (SOLD)        TYPE       DATE        POSITION      MARKET VALUE
--------------------------------------------------------------------------------
        95          Russell 2000    6/97    $ 17,503,750      $ 16,382,750
       263          Mid Cap         6/97      35,224,550        33,151,150
                                            ------------      ------------
                                            $ 52,728,300      $ 49,533,900
                                            ============      ============

(C) All or a portion of these shares are used as collateral on open futures contracts.

  See Notes to Financial Statements.

Galaxy
Fund II

Utility Index Fund
PORTFOLIO OF INVESTMENTS
March 31, 1997

                                                                       VALUE
SHARES                                                                (NOTE 2)
------                                                                --------

COMMON STOCKS - 100.04%

            UTILITIES - 79.40%

  9,000     Allegheny Power System, Inc. .......................    $   266,625
 14,100     ALLTEL Corp. .......................................        458,250
 13,900     American Electric Power Co., Inc. ..................        573,375
  4,800     American Water Works Co., Inc. .....................        100,800
 34,700     Ameritech Corp. ....................................      2,134,050
 31,100     Bell Atlantic Corp. ................................      1,893,213
 62,100     BellSouth Corp. ....................................      2,623,725
  3,600     Boston Edison Co. ..................................         94,500
  3,700     Brooklyn Union Gas Co. .............................        101,750
 10,700     Carolina Power & Light Co. .........................        387,875
 11,000     Centerior Energy Corp. .............................        111,375
 14,500     Central & South West Corp. .........................        309,938
  5,100     Cincinnati Bell, Inc. ..............................        288,150
  9,800     Cinergy Corp. ......................................        334,425
  2,400     CIPSCO, Inc. .......................................         84,900
  6,800     CMS Energy Corp. ...................................        223,550
  4,100     Columbia Gas System, Inc. ..........................        237,288
  3,600     Comsat Corp., Series I .............................         87,750
 17,400     Consolidated Edison Co. of New York ................        522,000
  7,000     Consolidated Natural Gas Co. .......................        352,625
  4,500     Delmarva Power & Light Co. .........................         82,688
 13,100     Dominion Resources, Inc. ...........................        476,513
  7,400     DPL, Inc. ..........................................        178,525
  5,700     DQE, Inc. ..........................................        158,175
 10,800     DTE Energy Co. .....................................        290,250
 15,100     Duke Power Co. .....................................        666,288
 32,400     Edison International ...............................        729,000
  7,300     Enova Corp. ........................................        160,600
 17,000     Entergy Corp. ......................................        416,500
  7,200     Florida Progress Corp. .............................        218,700
 12,900     FPL Group, Inc. ....................................        569,213
 12,200     Frontier Corp. .....................................        218,075
  9,000     GPU, Inc. ..........................................        289,125
 60,200     GTE Corp. ..........................................      2,806,825
  2,300     Hawaiian Electric Industries, Inc. .................         77,913
 17,800     Houston Industries, Inc. ...........................        371,575
  2,800     Idaho Power Co. ....................................         83,300
  5,600     Illinova Corp. .....................................        128,100
  4,200     IPALCO Enterprises, Inc. ...........................        127,575
  4,600     Kansas City Power & Light Co. ......................        128,800
  2,800     KU Energy Corp. ....................................         83,650
  6,500     LCI International, Inc.* ...........................        108,875
  4,900     LG & E Energy Corp. ................................        118,213
  8,900     Long Island Lighting Co. ...........................        213,600
  5,000     MCN Corp. ..........................................        140,625
  7,500     MidAmerican Energy Holdings Co. ....................        128,438
  4,100     Montana Power Co. ..................................         88,150
  2,800     National Fuel Gas Co. ..............................        119,700
  4,800     New England Electric System ........................        165,000
  4,900     New York State Electric & Gas Corp. ................        105,963
 10,500     Nextel Communications, Inc., Class A* ..............        140,438
 10,700     Niagara Mohawk Power Corp.* ........................         90,950
  3,700     NICOR, Inc. ........................................        118,400
  4,500     NIPSCO Industries, Inc. ............................        176,625
  8,400     Northeast Utilities ................................         66,150
  5,100     Northern States Power Co. ..........................        241,613
 31,100     NYNEX Corp. ........................................      1,418,938
  3,000     OGE Energy Corp. ...................................        125,625
 10,700     Ohio Edison Co. ....................................        226,038
  6,100     Pacific Enterprises ................................        184,525
 30,300     Pacific Telesis Group ..............................      1,143,825
 21,800     PacifiCorp .........................................        465,975
  7,600     Paging Network, Inc.* ..............................         61,750
 16,500     PECO Energy Co. ....................................        336,188
  2,600     Peoples Energy Corp. ...............................         86,125
 30,500     PG & E Corp. .......................................        716,750
  5,900     Pinnacle West Capital Corp. ........................        177,738
  8,800     Potomac Electric Power Co. .........................        215,600
 12,000     PP & L Resources, Inc. .............................        243,000
  4,700     Public Service Co. of Colorado .....................        182,125
 18,200     Public Service Enterprise Group, Inc. ..............        477,750
  4,700     Puget Sound Energy, Inc. ...........................        118,675
 38,100     SBC Communications, Inc. ...........................      2,005,013
  7,800     SCANA Corp. ........................................        197,925
  6,400     Sonat, Inc. ........................................        348,800
 50,000     Southern Co. .......................................      1,056,250
  4,500     Southern New England Telecommunication Corp. .......        161,438
  3,000     Southwestern Public Service Co. ....................        107,625
  8,200     TECO Energy, Inc. ..................................        196,800
  4,000     Telephone & Data Systems, Inc. .....................        153,500
 16,700     Texas Utilities Co. ................................        571,975
 16,000     Unicom Corp. .......................................        312,000
  7,600     Union Electric Co. .................................        280,250
  3,500     UtiliCorp United, Inc. .............................         89,250
    800     U.S. Cellular Corp.* ...............................         19,900
 33,700     U.S. West Communications Group .....................      1,145,800
  4,200     Washington Water Power Co. .........................         72,975
  4,700     Western Resources, Inc. ............................        141,000
 11,700     Williams Cos., Inc. ................................        520,650
  8,200     Wisconsin Energy Corp. .............................        200,900
 43,690     WorldCom, Inc.* ....................................        961,180
                                                                    -----------
                                                                     36,194,152
                                                                    -----------
            TECHNOLOGY - 20.08%

 37,100     Airtouch Communications, Inc.* .....................        853,289
101,400     American Telephone & Telegraph Corp. ...............      3,523,650
  1,300     Cablevision Systems Corp., Class A* ................         38,675
  3,700     Century Telephone Enterprises, Inc. ................        109,150
 19,800     Comcast Corp., Class A, Special ....................        334,125
  5,000     Cox Communications, Inc., Class A* .................        103,125
 48,900     MCI Communications Corp. ...........................      1,742,063
  4,200     QUALCOMM, Inc.* ....................................        236,775
 30,800     Sprint Corp. .......................................      1,401,400
  4,390     TCI Satellite Entertainment, Inc., Class A* ........         34,023
  1,300     Tele-Communications
              International, Inc., Series A* ...................         16,738
 48,400     Tele-Communications, Inc.,
              TCI Group, Series A* .............................        580,800
  8,700     360 Communications Co.* ............................        150,075
  2,600     U.S. Satellite Broadcasting
              Co., Inc., Class A* ..............................         27,950
                                                                    -----------
                                                                      9,151,838
                                                                    -----------
            ENERGY - 0.56%

 10,100     NGC Corp. ..........................................        159,075
  2,700     Questar Corp. ......................................         96,863
                                                                    -----------
                                                                        255,938
                                                                    -----------

Total Investments - 100.04% ....................................     45,601,928
(Cost $45,047,104)                                                  -----------

NET OTHER ASSETS AND LIABILITIES - (0.04)% .....................        (19,509)
                                                                    -----------
NET ASSETS - 100.00% ...........................................    $45,582,419
                                                                    ===========
-------------------------------
* Non-income producing security.

GALAXY
FUND II

U.S. TREASURY INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997

   PAR                                                             VALUE
  VALUE                                                           (NOTE 2)
  -----                                                           --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.15%

                U.S. TREASURY NOTES - 71.61%

$ 2,500,000     7.88%, 04/15/98 .........................          $  2,544,398
  5,800,000     6.00%, 05/31/98 .........................             5,788,452
  1,152,000     9.25%, 08/15/98 .........................             1,196,616
  2,200,000     6.13%, 08/31/98 .........................             2,195,884
  7,850,000     7.13%, 10/15/98 .........................             7,940,982
  3,000,000     5.13%, 12/31/98 .........................             2,940,207
  3,500,000     5.00%, 01/31/99 .........................             3,418,520
  1,550,000     5.50%, 02/28/99 .........................             1,525,198
  2,350,000     7.00%, 04/15/99 .........................             2,375,119
  4,900,000     6.38%, 07/15/99 .........................             4,892,699
  1,900,000     6.00%, 10/15/99 .........................             1,878,889
  4,400,000     7.75%, 01/31/00 .........................             4,530,500
  7,450,000     5.50%, 04/15/00 .........................             7,233,354
  5,550,000     6.25%, 05/31/00 .........................             5,493,107
  2,753,000     8.75%, 08/15/00 .........................             2,925,555
  4,250,000     7.50%, 11/15/01 .........................             4,374,270
    300,000     6.38%, 08/15/02 .........................               294,837
  2,450,000     6.25%, 02/15/03 .........................             2,386,543
  3,650,000     5.75%, 08/15/03 .........................             3,450,491
  5,000,000     7.25%, 05/15/04 .........................             5,107,850
  3,850,000     7.88%, 11/15/04 .........................             4,069,138
  3,250,000     6.50%, 10/15/06 .........................             3,151,298
                                                                   ------------
                                                                     79,713,907
                                                                   ------------
                U.S. TREASURY BONDS - 25.08%

    200,000     10.75%, 08/15/05 ........................               247,885
  3,430,000     11.75%, 11/15/14 ........................             4,737,478
  2,800,000     7.25%, 05/15/16 .........................             2,816,965
  5,364,000     8.88%, 08/15/17 .........................             6,309,239
  2,971,000     8.50%, 02/15/20 .........................             3,389,614
 10,050,000     7.50%, 11/15/24 .........................            10,408,071
                                                                   ------------
                                                                     27,909,252
                                                                   ------------
                FEDERAL HOME LOAN BANK (A) - 1.46%

 1,630,000      5.40%, 04/01/97 .........................             1,630,000

         TOTAL INVESTMENTS - 98.15% .....................           109,253,159
           (Cost $110,906,719)                                     ------------

         NET OTHER ASSETS AND LIABILITIES - 1.85% .......             2,059,518
                                                                   ------------
         NET ASSETS - 100.00% ...........................          $111,312,677
                                                                   ============

-----------------------------------------
(A) Annualized yield at time of purchase.

                       See Notes to Financial Statements.

GALAXY
FUND II

MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997

    PAR                                                             VALUE
   VALUE                                                           (NOTE 2)
   -----                                                           --------

MUNICIPAL BONDS - 100.39%

                ALABAMA - 4.91%

$  980,000      Auburn University Revenues
                Athletics
                5.20%, 04/01/04
                Insured: MBIA .............................        $   978,775
                                                                   -----------

                FLORIDA - 5.18%

 1,000,000      Florida State Board of Education
                Capital Outlay
                Public Education, Series A, GO
                5.70%, 06/01/08
                Insured: AMBAC.............................          1,032,497
                                                                   -----------

                HAWAII - 1.22%

   250,000      Hawaii State
                Series CN, GO
                5.25%, 03/01/11
                Insured: FGIC..............................            242,500
                                                                   -----------

                ILLINOIS - 11.61%

   500,000      Chicago Metropolitan
                Water Reclamation District
                Greater Chicago, GO
                5.10%, 12/01/03 ...........................            505,000

   750,000      Illinois Health Facilities Authority Revenue
                University of Chicago Hospitals
                Series A
                5.25%, 08/15/03
                Insured: MBIA .............................            758,438

   500,000      Illinois State Sales Tax Revenue, Series V
                6.00%, 06/15/08 ...........................            520,625

   500,000      Kane County Community School District
                Number 304
                Geneva, GO
                6.00%, 06/01/04
                Insured: FGIC .............................            529,375
                                                                   -----------
                                                                     2,313,438
                                                                   -----------

                LOUISIANA - 2.49%

   500,000      Jefferson Parish Hospital Revenue
                Service District 1
                4.80%, 01/01/02
                Insured: FGIC .............................            496,250
                                                                   -----------

                MASSACHUSETTS - 4.02%

   800,000      Springfield, Series B, GO
                5.05%, 01/15/04
                Insured: MBIA .............................            800,000
                                                                   -----------

                MISSOURI - 9.16%

   750,000      St. Louis Water Revenue
                5.30%, 07/01/99
                Insured: FGIC .............................            760,313

 1,000,000      Sikeston Electric Revenue
                6.00%, 06/01/04
                Insured: MBIA .............................          1,063,750
                                                                   -----------
                                                                     1,824,063
                                                                   -----------

                NEVADA - 6.33%

   750,000      Clark County School District Revenue
                Series B, GO
                5.00%, 05/01/02
                Insured: FGIC .............................            751,875

   500,000      Las Vegas Valley
                Water District Revenue, GO
                5.40%, 09/01/04
                Insured: AMBAC ............................            508,125
                                                                   -----------
                                                                     1,260,000
                                                                   -----------

                NEW HAMPSHIRE - 6.33%

   750,000      New Hampshire HEFA
                Mary Hitchcock Memorial Hospital
                5.00%, 08/15/03
                Insured: FGIC .............................            750,938

   500,000      New Hampshire Municipal Bond Bank
                Series A
                5.25%, 11/15/03 ...........................            509,375
                                                                   -----------
                                                                     1,260,313
                                                                   -----------

                NEW JERSEY - 3.89%

   750,000      New Jersey Health Care Facilities
                Financing Authority
                Dover General Hospital and Medical Center
                5.60%, 07/01/02
                Insured: MBIA .............................            775,313
                                                                   -----------

                NEW YORK - 7.61%

   500,000      Battery Park City Authority Revenue
                Junior Lien, Series B
                4.70%, 11/01/00 ...........................            496,250

   500,000      New York Municipal Water Finance Authority
                Water and Sewer System Revenue, Series B
                4.75%, 06/15/01 ...........................            501,875

   500,000      New York State Environmental
                Facilities Corp., PCR
                5.75%, 06/15/09 ...........................            518,750
                                                                   -----------
                                                                     1,516,875
                                                                   -----------

                PENNSYLVANIA - 3.80%

   750,000      Pennsylvania State IDA,
                Economic Development
                5.00%, 01/01/00
                Insured: AMBAC ............................            756,563
                                                                   -----------

                RHODE ISLAND - 2.51%

   500,000      Rhode Island State
                TAN, GO
                4.50%, 06/30/97 ...........................            500,735
                                                                   -----------

                TEXAS - 6.39%

   500,000      Carrollton Farmers Branch
                Independent School District, GO
                5.10%, 02/15/04  ..........................            497,500

   250,000      Harlingen Waterworks and Sewer System Revenue
                5.25%, 11/01/10
                Insured: MBIA .............................            245,625

   500,000      Houston Water and Sewer System Revenue
                Junior Lien, Series A
                5.75%, 12/01/03
                Insured: MBIA .............................            528,750
                                                                   -----------
                                                                     1,271,875
                                                                   -----------

                UTAH - 3.07%

   220,000      Intermountain Power Agency
                Refunding, Series C
                5.25%, 07/01/14 ...........................            207,350
                                                                   -----------

   400,000      Utah Associated
                Municipal Power System Revenue,
                St. George Project
                5.15%, 12/01/03
                Insured: AMBAC ............................            405,000
                                                                   -----------
                                                                       612,350
                                                                   -----------

                VIRGINIA - 3.86%

   750,000      Virginia State Transportation Board
                Transportation Contract Revenue,
                Route 28 Project
                6.00%, 04/01/10 ...........................            769,688
                                                                   -----------

                WASHINGTON - 8.89%

 1,000,000      Seattle Municipal Light & Power Revenue
                Series B
                5.75%, 08/01/07 ...........................          1,026,250

   250,000      Seattle Water System
                5.38%, 08/01/09 ...........................            248,438

   500,000      Washington State Public Power
                Supply System, Nuclear Project Number 1
                Revenue, Series B
                5.10%, 07/01/04
                Insured: MBIA .............................            496,875
                                                                   -----------
                                                                     1,771,563
                                                                   -----------

                WEST VIRGINIA - 3.98%

   500,000      West Virginia School Building Authority
                Refunding, Capital Improvement
                5.30%, 07/01/09
                Insured: AMBAC ............................            494,375

   300,000      West Virginia State Housing
                Development
                Fund Housing Finance, Series A
                5.55%, 11/01/10 ...........................            298,125
                                                                   -----------
                                                                       792,500
                                                                   -----------

                WISCONSIN - 5.14%

 1,000,000      Milwaukee Corporate Purpose,
                Series A, GO
                5.50%, 06/15/08 ...........................          1,023,750
                                                                   -----------

                TOTAL MUNICIPAL BONDS .....................         19,999,048
                (Cost $19,659,677)                                 -----------

     SHARES
     ------

INVESTMENT COMPANY - 0.68%

   135,225      Federated Tax-Free Obligations Fund                    135,225
                                                                   -----------

                TOTAL INVESTMENT COMPANY ..................            135,225
                (Cost $135,225)                                    -----------

TOTAL INVESTMENTS - 101.07% ...............................         20,134,273
(Cost $19,794,902)                                                 -----------

NET OTHER ASSETS AND LIABILITIES - (1.07)%                            (213,070)
                                                                   -----------
NET ASSETS - 100.00% ......................................        $19,921,203
                                                                   ===========

----------------------------------------------------
AMBAC    American Municipal Bond Assurance Corp.
FGIC     Financial Guaranty Insurance Corp.
GO       General Obligation
HEFA     Health and Educational Facilities Authority
IDA      Industrial Development Authority
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
TAN      Tax Anticipation Note

                       See Notes to Financial Statements.


GALAXY
FUND II

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1997

                                                    LARGE          SMALL                            U.S.
                                                   COMPANY        COMPANY         UTILITY         TREASURY        MUNICIPAL
                                                  INDEX FUND     INDEX FUND      INDEX FUND      INDEX FUND       BOND FUND
                                                  ----------     ----------      ----------      ----------       ---------
ASSETS:
   Investments (Note 2):
     Investments at cost ......................  $328,835,005    $223,853,459    $45,047,104    $110,906,719    $19,794,902
     Net unrealized appreciation (depreciation)    96,399,322      87,725,907        554,824      (1,653,560)       339,371
                                                 ------------    ------------    -----------    ------------    -----------
     Total investments at value ...............   425,234,327     311,579,366     45,601,928     109,253,159     20,134,273
   Cash .......................................     2,168,957         747,917        --                2,207        --
   Receivable for investments sold ............        --             253,500        --              --             --
   Receivable for shares sold .................     1,060,134         469,738         37,894         146,289          5,831
   Interest and dividend receivables ..........       546,935         351,740        175,358       2,277,057        308,120
                                                 ------------    ------------    -----------    ------------    -----------
       Total Assets ...........................   429,010,353     313,402,261     45,815,180     111,678,712     20,448,224
                                                 ------------    ------------    -----------    ------------    -----------
LIABILITIES:
   Payable for investments purchased ..........        --             --             --              --             496,017
   Payable for shares repurchased .............     3,369,752       1,738,830         44,050         185,258         10,875
   Payable to custodian .......................        --             --             172,437         --             --
   Distributions payable ......................        --             --                 165         141,997          9,694
   Payable for daily variation margin
     on futures contracts .....................     3,838,150       2,078,400        --              --             --
   Advisory fee payable (Note 4) ..............        37,644          27,840          4,028           9,695          4,350
   Administration fee payable (Note 4) ........       112,935          83,520         12,081          29,085          6,085
                                                 ------------    ------------    -----------    ------------    -----------
       Total Liabilities ......................     7,358,481       3,928,590        232,761         366,035        527,021
                                                 ------------    ------------    -----------    ------------    -----------
NET ASSETS ....................................  $421,651,872    $309,473,671    $45,582,419    $111,312,677    $19,921,203
                                                 ============    ============    ===========    ============    ===========
NET ASSETS CONSIST OF:
   Par value (Note 3) .........................  $     18,259    $     13,670    $     3,991    $     11,148    $     1,962
   Paid-in capital in excess of par value .....   305,536,635     210,101,827     44,989,658     118,012,309     20,550,587
   Undistributed net
     investment income ........................     2,289,515         842,015        188,804         137,973         22,217
   Accumulated net realized gain (loss) on
     investments sold and futures contracts ...    23,064,041      13,984,652       (154,858)     (5,195,193)      (992,934)
   Unrealized appreciation (depreciation)
     of investments and futures contracts .....    90,743,422      84,531,507        554,824      (1,653,560)       339,371
                                                 ------------    ------------    -----------    ------------    -----------
TOTAL NET ASSETS ..............................  $421,651,872    $309,473,671    $45,582,419    $111,312,677    $19,921,203
                                                 ============    ============    ===========    ============    ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING .....    18,258,594      13,670,431      3,990,722      11,147,791      1,961,952

NET ASSET VALUE,
     offering and redemption price per share
     (Net Assets / Shares Outstanding) ........  $      23.09    $      22.64    $     11.42    $       9.99    $     10.15
                                                 ============    ============    ===========    ============    ===========

                                                    See Notes to Financial Statements.

GALAXY
FUND II

STATEMENTS OF OPERATIONS
For the year ended March 31, 1997

                                                    LARGE            SMALL                            U.S.
                                                   COMPANY          COMPANY         UTILITY        TREASURY       MUNICIPAL
                                                  INDEX FUND       INDEX FUND      INDEX FUND     INDEX FUND      BOND FUND
                                                  ----------       ----------      ----------     ----------      ---------

INVESTMENT INCOME:
   Interest (Note 2) ..........................  $ 2,553,793      $ 1,848,969     $    39,470     $ 7,852,462    $ 1,065,530
   Dividend (Note 2) ..........................    5,847,208        4,355,040       2,203,157          --              2,283
                                                 -----------      -----------     -----------     -----------    -----------
     Total Investment Income ..................    8,401,001        6,204,009       2,242,627       7,852,462      1,067,813
                                                 -----------      -----------     -----------     -----------    -----------
EXPENSES:
   Investment advisory fee (Note 4) ...........      324,858          311,685          51,447         116,944         51,631
   Administration fee (Note 4) ................      974,572          935,055         154,341         350,831         72,282
   Trustees' fees (Note 4) ....................       13,688           13,134           2,168           4,928            870
                                                 -----------      -----------     -----------     -----------    -----------
     Total expenses before reimbursement ......    1,313,118        1,259,874         207,956         472,703        124,783
     Less: reimbursement by sub-administrator
       (Note 4) ...............................      (13,688)         (13,134)         (2,168)         (4,928)          (870)
                                                 -----------      -----------     -----------     -----------    -----------
     Total expenses net of reimbursement ......    1,299,430        1,246,740         205,788         467,775        123,913
                                                 -----------      -----------     -----------     -----------    -----------
NET INVESTMENT INCOME .........................    7,101,571        4,957,269       2,036,839       7,384,687        943,900
                                                 -----------      -----------     -----------     -----------    -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTE 2):
   Net realized gain on investment sold .......   15,312,325       18,627,906       3,706,859         186,629        117,357
   Net realized gain on futures contracts .....   11,394,970        2,508,115          --              --             --
   Net change in unrealized appreciation
     (depreciation) on investments sold
     and futures contracts ....................   20,512,222        1,822,970      (3,930,293)     (3,069,827)      (228,249)
                                                 -----------      -----------     -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS .......................   47,219,517       22,958,991        (223,434)     (2,883,198)      (110,892)
                                                 -----------      -----------     -----------     -----------    -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................  $54,321,088      $27,916,260     $ 1,813,405     $ 4,501,489    $   833,008
                                                 ===========      ===========     ===========     ===========    ===========

                                                    See Notes to Financial Statements.


GALAXY
FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                              LARGE COMPANY INDEX FUND            SMALL COMPANY INDEX FUND
                                                              ------------------------            ------------------------
                                                                YEARS ENDED MARCH 31,               YEARS ENDED MARCH 31,
                                                                1997              1996              1997             1996
                                                                ----              ----              ----             ----

NET ASSETS AT BEGINNING OF PERIOD ......................    $240,689,326      $147,597,190      $291,724,251      $235,294,714
                                                            ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income ...............................       7,101,571         4,087,540         4,957,269         3,980,746
   Net realized gain (loss) on investments sold
     and futures contracts .............................      26,707,295         4,766,394        21,136,021        15,267,683
   Net change in unrealized appreciation
     (depreciation) of investments and futures contracts      20,512,222        43,100,141         1,822,970        50,356,620
                                                            ------------      ------------      ------------      ------------
     Net increase (decrease) in net assets resulting
       from operations .................................      54,321,088        51,954,075        27,916,260        69,605,049
                                                            ------------      ------------      ------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ...............................      (5,762,133)       (3,206,646)       (4,406,973)       (4,757,318)
   Dividends in excess of net investment income ........          --                --               --               --
   Net realized gain on investments ....................      (6,412,382)       (3,754,041)      (18,978,395)       (4,274,380)
                                                            ------------      ------------      ------------      ------------
     Total Dividends ...................................     (12,174,515)       (6,960,687)      (23,385,368)       (9,031,698)
                                                            ------------      ------------      ------------      ------------
SHARE TRANSACTIONS:
   Net proceeds from sales of shares ...................     196,028,098        78,100,033        38,027,651        40,205,781
   Issued to shareholders in reinvestment
     of dividends ......................................      10,568,314         6,344,797        22,583,158         8,699,735
   Costs of shares repurchased .........................     (67,780,439)      (36,346,082)      (47,392,281)      (53,049,330)
                                                            ------------      ------------      ------------      ------------
     Net increase (decrease) in net assets from share
       transactions ....................................     138,815,973        48,098,748        13,218,528        (4,143,814)
                                                            ------------      ------------      ------------      ------------
     Net increase (decrease) in net assets .............     180,962,546        93,092,136        17,749,420        56,429,537
                                                            ------------      ------------      ------------      ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........    $421,651,872      $240,689,326      $309,473,671      $291,724,251
                                                            ============      ============      ============      ============

(A) Accumulated undistributed
     net investment income .............................    $  2,289,515      $    950,077      $    842,015      $    291,719
                                                            ============      ============      ============      ============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ................................................       8,814,388         4,288,969         1,624,791         1,958,689
   Issued to shareholders in reinvestment
     of dividends ......................................         477,342           341,875           990,057           418,056
   Repurchased .........................................      (3,031,843)       (1,995,829)       (2,027,836)       (2,647,174)
                                                            ------------      ------------      ------------      ------------
     Net increase (decrease) in shares outstanding .....       6,259,887         2,635,015           587,012          (270,429)
                                                            ============      ============      ============      ============

                                                   See Notes to Financial Statements.

                                                UTILITY INDEX FUND         U.S. TREASURY INDEX FUND       MUNICIPAL BOND FUND
                                                ------------------         ------------------------       -------------------
                                               YEARS ENDED MARCH 31,         YEARS ENDED MARCH 31,        YEARS ENDED MARCH 31,
                                                1997          1996            1997            1996          1997         1996
                                                ----          ----            ----            ----          ----         ----
NET ASSETS AT BEGINNING OF PERIOD .........  $56,383,495   $52,831,112    $124,944,179   $104,250,685   $22,478,238   $24,559,594
                                             -----------   -----------    ------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income ..................    2,036,839     2,084,926       7,384,687      7,453,794       943,900     1,061,460
   Net realized gain (loss) on investments
     sold and futures contracts ...........    3,706,859      (494,211)        186,629        489,553       117,357        24,569
   Net change in unrealized appreciation
     (depreciation) of investments and
     futures contracts ....................   (3,930,293)   11,134,521      (3,069,827)     2,627,125      (228,249)      609,928
                                             -----------   -----------    ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations ..........    1,813,405    12,725,236       4,501,489     10,570,472       833,008     1,695,957
                                             -----------   -----------    ------------   ------------   -----------   -----------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..................   (1,928,333)   (2,114,529)     (7,380,371)    (7,385,819)     (943,276)   (1,061,460)
   Dividends in excess of net investment
     income ...............................       --            --              --            (67,974)       --            --
   Net realized gain on investments .......   (2,272,644)       --              --             --            --            --
                                             -----------   -----------    ------------   ------------   -----------   -----------
     Total Dividends ......................   (4,200,977)   (2,114,529)     (7,380,371)    (7,453,793)     (943,276)   (1,061,460)
                                             -----------   -----------    ------------   ------------   -----------   -----------
SHARE TRANSACTIONS:
   Net proceeds from sales of shares ......    2,858,430     6,908,802      16,091,716     38,639,829     4,660,657     2,239,987
   Issued to shareholders in reinvestment
     of dividends .........................    3,936,226     1,935,740       5,812,718      6,197,486       822,158       953,563
   Costs of shares repurchased ............  (15,208,160)  (15,902,866)    (32,657,054)   (27,260,500)   (7,929,582)   (5,909,403)
                                             -----------   -----------    ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       from share transactions ............   (8,413,504)   (7,058,324)    (10,752,620)    17,576,815    (2,446,767)   (2,715,853)
                                             -----------   -----------    ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets   (10,801,076)    3,552,383     (13,631,502)    20,693,494    (2,557,035)   (2,081,356)
                                             -----------   -----------    ------------   ------------   -----------   -----------
NET ASSETS AT END OF PERIOD (INCLUDING
  LINE A) .................................  $45,582,419   $56,383,495    $111,312,677   $124,944,179   $19,921,203   $22,478,238
                                             ===========   ===========    ============   ============   ===========   ===========

(A) Accumulated undistributed
     net investment income ................  $   188,804   $    80,298    $    137,973   $     23,099   $    22,217   $    21,593
                                             ===========   ===========    ============   ============   ===========   ===========
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ...................................      241,502       596,420       1,594,728      3,712,495       455,952       218,792
   Issued to shareholders in reinvestment        341,447       171,694         573,428        596,650        80,682        93,310
     of dividends .........................   (1,278,619)   (1,430,584)     (3,218,983)    (2,628,230)     (777,546)     (579,680)
   Repurchased ............................  -----------   -----------    ------------   ------------   -----------   -----------
     Net increase (decrease) in shares
        outstanding .......................     (695,670)     (662,470)     (1,050,827)     1,680,915      (240,912)     (267,578)
                                             ===========   ===========    ============   ============   ===========   ===========

                                                   See Notes to Financial Statements.


GALAXY
FUND II

LARGE COMPANY INDEX FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   YEARS ENDED MARCH 31,
                                                            ---------------------------------------------------------------------
                                                             1997            1996           1995         1994(1)          1993(1)
                                                             ----            ----           ----         -------          -------
Net Asset Value, Beginning of Period ..................     $  20.06       $  15.76        $ 14.36      $  14.59         $  13.04
                                                            --------       --------        -------      --------         --------
Income from Investment Operations:
   Net investment income(2) ...........................         0.43           0.38           0.37          0.36             0.34
   Net realized and unrealized gain (loss)
     on investments and futures contracts .............         3.41           4.57           1.73         (0.20)            1.55
                                                            --------       --------        -------      --------         --------
       Total from Investment Operations ...............         3.84           4.95           2.10          0.16             1.89
                                                            --------       --------        -------      --------         --------
Less Dividends:
   Dividends from net investment income ...............        (0.38)         (0.31)         (0.37)        (0.36)           (0.34)
   Dividends from net realized capital gains ..........        (0.43)         (0.34)         (0.33)        (0.03)            --
                                                            --------       --------        -------      --------         --------
       Total Dividends ................................        (0.81)         (0.65)         (0.70)        (0.39)           (0.34)
                                                            --------       --------        -------      --------         --------
Net Increase (decrease) in net asset value ............         3.03           4.30           1.40         (0.23)            1.55
                                                            --------       --------        -------      --------         --------
Net Asset Value, End of Period ........................     $  23.09       $  20.06        $ 15.76      $  14.36         $  14.59
                                                            ========       ========        =======      ========         ========
Total Return ..........................................        19.32%         31.80%         15.07%         1.02%           14.68%

Ratios/Supplemental Data:
Net assets, End of Period (in 000's) ..................     $421,652       $240,689        $147,597     $143,828         $133,426
Ratios to average net assets:
   Net investment income including reimbursement ......         2.19%          2.11%           2.48%        2.41%            2.57%
   Operating expenses including reimbursement .........         0.40%          0.40%           0.40%        0.40%            0.40%
   Operating expenses excluding reimbursement .........         0.40%          0.41%           0.41%        0.40%            0.40%
Portfolio turnover rate ...............................           11%             5%              7%           4%               0%
Average Commission Rate Paid(3) .......................     $ 0.0387       $ 0.0203           N/A          N/A              N/A

-------------------------------
(1) Audited by other auditors
(2) Net investment income per share before reimbursement by the sub-administrator for the fiscal years ended March 31, 1997,
    1996 and 1995 were $0.43, $0.38 and and $0.37, respectively.
(3) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for portfolio transactions for which commissions are charged.

GALAXY
FUND II

SMALL COMPANY INDEX FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    YEARS ENDED MARCH 31,
                                                            ---------------------------------------------------------------------
                                                              1997            1996           1995          1994(1)         1993(1)
                                                              ----            ----           ----          -------         -------

Net Asset Value, Beginning of Period ..................     $  22.30       $  17.62        $  17.49       $  17.42        $ 15.39
                                                            --------       --------        --------       --------        -------
Income from Investment Operations:
   Net investment income(2) ...........................         0.38           0.32            0.32           0.26           0.25
   Net realized and unrealized gain
     on investments and futures contracts .............         1.76           5.07            0.91           0.39           2.07
                                                            --------       --------        --------       --------        -------
       Total from Investment Operations ...............         2.14           5.39            1.23           0.65           2.32
                                                            --------       --------        --------       --------        -------
Less Dividends:
   Dividends from net investment income ...............        (0.34)         (0.38)          (0.32)         (0.25)         (0.24)
   Dividends from net realized capital gains ..........        (1.46)         (0.33)          (0.78)         (0.33)         (0.05)
                                                            --------       --------        --------       --------        -------
       Total Dividends ................................        (1.80)         (0.71)          (1.10)         (0.58)         (0.29)
                                                            --------       --------        --------       --------        -------
Net Increase in net asset value .......................         0.34           4.68            0.13           0.07           2.03
                                                            --------       --------        --------       --------        -------
Net Asset Value, End of Period ........................     $  22.64       $  22.30        $  17.62       $  17.49       $  17.42
                                                            ========       ========        ========       ========       ========
Total Return ..........................................         9.60%         30.85%           7.60%          3.64%         15.20%

Ratios/Supplemental Data:
Net assets, End of Period (in 000's) ..................     $309,474       $291,724        $235,295       $255,347       $213,669
Ratios to average net assets:
   Net investment income including reimbursement ......         1.59%          1.52%           1.72%          1.55%          1.80%
   Operating expenses including reimbursement .........         0.40%          0.40%           0.40%          0.40%          0.40%
   Operating expenses excluding reimbursement .........         0.40%          0.41%           0.40%          0.40%          0.40%
Portfolio turnover rate ...............................            8%            14%             10%            17%             5%
Average Commission Rate Paid(3) .......................     $ 0.0480       $ 0.0225          N/A            N/A             N/A

------------------------------
(1) Audited by other auditors
(2) Net investment income per share before reimbursement by the sub-administrator for the fiscal years ended March 31, 1997,
    1996 and 1995 were $0.38, $0.31 and $0.31, respectively.
(3) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for portfolio transactions for which commissions are charged.

                                               See Notes to Financial Statements.


GALAXY
FUND II

UTILITY INDEX FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    YEARS ENDED MARCH 31,
                                                            ----------------------------------------------------------------------
                                                             1997           1996            1995          1994(1)       1993(1)(2)
                                                             ----           ----            ----          -------       ----------
Net Asset Value, Beginning of Period ..................     $  12.03      $   9.88        $   9.99      $  10.93       $  10.00
                                                            --------      --------        --------      --------       --------
Income from Investment Operations:
   Net investment income(3) ...........................         0.49          0.44            0.47          0.43           0.06
   Net realized and unrealized gain (loss)
     on investments ...................................        (0.09)         2.15           (0.03)        (0.93)          0.93
                                                            --------      --------        --------      --------       --------
       Total from Investment Operations ...............         0.40          2.59            0.44         (0.50)          0.99
                                                            --------      --------        --------      --------       --------
Less Dividends:
   Dividends from net investment income ...............        (0.46)        (0.44)          (0.46)        (0.43)         (0.06)
   Dividends from net realized capital gains ..........        (0.55)         --             (0.08)        (0.01)          --
   Dividends in excess of net realized capital gains ..         --            --             (0.01)         --             --
                                                            --------      --------        --------      --------       --------
       Total Dividends ................................        (1.01)        (0.44)          (0.55)        (0.44)         (0.06)
                                                            --------      --------        --------      --------       --------
Net Increase (decrease) in net asset value ............        (0.61)         2.15           (0.11)        (0.94)          0.93
                                                            --------      --------        --------      --------       --------
Net Asset Value, End of Period ........................     $  11.42      $  12.03        $   9.88      $   9.99       $  10.93
                                                            ========      ========        ========      ========       ========
Total Return ..........................................         3.46%        26.61%           4.67%         4.83%          9.85%**

Ratios/Supplemental Data:
Net assets, End of Period (in 000's) ..................     $ 45,582      $ 56,383        $ 52,831      $ 68,445       $ 38,151
Ratios to average net assets:
   Net investment income including reimbursement ......         3.96%         3.79%           4.62%         4.08%          4.66%*
   Operating expenses including reimbursement .........         0.40%         0.40%           0.40%         0.40%          0.40%*
   Operating expenses excluding reimbursement .........         0.40%         0.41%           0.41%         0.40%          0.40%*
Portfolio turnover rate ...............................          170%           12%              5%           19%             0%**
Average Commission Rate Paid(4) .......................     $ 0.0572      $ 0.0230           N/A           N/A            N/A

-----------------------------
 *  Annualized.
 ** Not Annualized.
(1) Audited by other auditors
(2) The Fund commenced operations on January 5, 1993.
(3) Net investment income per share before reimbursement by the sub-administrator for the fiscal years ended March 31, 1997,
    1996 and 1995 were $0.49, $0.44 and $0.47, respectively.
(4) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for portfolio transactions for which commissions are charged.

                                               See Notes to Financial Statements.


GALAXY
FUND II

U.S. TREASURY INDEX FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    YEARS ENDED MARCH 31,
                                                           ----------------------------------------------------------------------
                                                             1997            1996           1995          1994(1)          1993(1)
                                                             ----            ----           ----          -------          -------
Net Asset Value, Beginning of Period...................     $  10.24       $   9.91       $  10.38        $  11.01       $  10.39
                                                            --------       --------       --------        --------       --------
Income from Investment Operations:
   Net investment income(2)............................         0.64           0.66           0.65            0.58           0.63
   Net realized and unrealized gain (loss)
     on investments....................................        (0.25)          0.33          (0.29)          (0.29)          0.75
                                                            --------       --------       --------        --------       --------
       Total from Investment Operations................         0.39           0.99           0.36            0.29           1.38
                                                            --------       --------       --------        --------       --------

Less Dividends:
   Dividends from net investment income................        (0.64)         (0.65)         (0.66)          (0.58)         (0.63)
   Dividends in excess of net investment income........         --            (0.01)         (0.01)           --             --
   Dividends from net realized capital gains...........         --             --             --             (0.34)         (0.13)
   Dividends in excess of net realized capital gains...         --             --            (0.16)           --             --
                                                            --------       --------       --------        --------       --------
       Total Dividends.................................        (0.64)         (0.66)         (0.83)          (0.92)         (0.76)
                                                            --------       --------       --------        --------       --------
Net increase (decrease) in net asset value.............        (0.25)          0.33          (0.47)          (0.63)          0.62
                                                            --------       --------       --------        --------       --------
Net Asset Value, End of Period.........................     $   9.99       $  10.24       $   9.91        $  10.38       $  11.01
                                                            ========       ========       ========        ========       ========

Total Return ..........................................         3.91%         10.09%          3.81%           2.40%         13.69%

Ratios/Supplemental Data:
Net assets, End of Period (in 000's)...................     $111,313       $124,944       $104,251        $138,225       $145,353

Ratios to average net assets:
   Net investment income including reimbursement.......         6.31%          6.35%          6.43%           5.21%          5.87%
   Operating expenses including reimbursement..........         0.40%          0.40%          0.40%           0.40%          0.40%
   Operating expenses excluding reimbursement..........         0.40%          0.41%          0.41%           0.40%          0.40%
Portfolio turnover rate................................           39%            35%            50%             75%            35%

------------------------------
(1) Audited by other auditors
(2) Net investment income per share before reimbursement by the sub-administrator for the fiscal years ended March 31, 1997,
    1996 and 1995 were $0.64, $0.66 and $0.65, respectively.

                                               See Notes to Financial Statements.


GALAXY
FUND II

MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            YEARS ENDED MARCH 31,
                                                                -------------------------------------------------------
                                                                 1997            1996           1995         1994(1)(2)
                                                                 ----            ----           ----         ----------

Net Asset Value, Beginning of Period ..................         $  10.20        $   9.94        $   9.89       $  10.00
                                                                --------        --------        --------       --------
Income from Investment Operations:
   Net investment income(3) ...........................             0.47            0.46            0.46           0.43
   Net realized and unrealized gain (loss)
     on investments ...................................            (0.05)           0.26            0.05          (0.11)
                                                                --------        --------        --------       --------
      Total from Investment Operations ................             0.42            0.72            0.51           0.32
                                                                --------        --------        --------       --------
Less Dividends:
   Dividends from net investment income ...............            (0.47)          (0.46)          (0.46)         (0.43)
   Dividends from net realized capital gains ..........             --              --              --             --
                                                                --------        --------        --------       --------
      Total Dividends .................................            (0.47)          (0.46)          (0.46)         (0.43)
                                                                --------        --------        --------       --------
Net increase (decrease) in net asset value ............            (0.05)           0.26            0.05          (0.11)
                                                                --------        --------        --------       --------
Net Asset Value, End of Period ........................         $  10.15        $  10.20        $   9.94       $   9.89
                                                                ========        ========        ========       ========
Total Return ..........................................             4.15%           7.36%           5.34%          3.10%**

Ratios/Supplemental Data:
Net assets, End of Period (in 000's) ..................         $ 19,921        $ 22,478        $ 24,560       $ 33,352
Ratios to average net assets:
   Net investment income including reimbursement ......             4.57%           4.54%           4.72%          4.35%*
   Operating expenses including reimbursement .........             0.60%           0.60%           0.60%          0.60%*
   Operating expenses excluding reimbursement .........             0.60%           0.61%           0.63%          0.60%*
Portfolio turnover rate ...............................                7%              2%             47%            56%**

----------------------
 *  Annualized
 ** Not Annualized
 (1) Audited by other auditors
 (2) The Fund commenced operations on April 15, 1993.
 (3) Net investment income per share before reimbursement by the sub-administrator for the fiscal years ended March 31, 1997,
     1996 and 1995 were $0.47, $0.46 and $0.46, respectively.

                                                    See Notes to Financial Statements.

GALAXY
FUND II

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

Galaxy Fund II ("Galaxy II" or the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of the Large Company Index Fund, the Small Company Index Fund, the Utility Index Fund, the U.S. Treasury Index Fund, and the Municipal Bond Fund (individually a "Fund," collectively the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.

PORTFOLIO VALUATION: Listed investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees at the last quoted sale price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the closing bid price in the principal market where such securities trade. U.S. Government securities (other than short-term investments) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Debt securities of U.S. issuers (other than U.S. Government securities and short-term securities), including municipal securities, are valued at the mean between the quoted bid price and the asked price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued based on fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FUTURES CONTRACTS: All Funds, except the U.S. Treasury Index Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized gains or losses until the contract is closed out, at which time the gains or losses are realized.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the identified cost method. Interest income and expenses are recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Index Fund and the Municipal Bond Fund, declared and paid quarterly for the Utility Index Fund and declared and paid annually for the Small Company Index Fund and the Large Company Index Fund. Net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no federal income tax provision is recorded.

3. SHARES OF BENEFICIAL INTEREST:

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, with $0.001 par value. The Trust's shares are classified into five series.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS:

The Trust and Fleet Investment Advisors Inc. (the "Investment Adviser"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Adviser provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Large Company Index, Small Company Index, Utility Index, and U.S. Treasury Index Funds, and 0.25% of the average daily net assets of the Municipal Bond Fund.

The Trust and Fleet National Bank (the "Administrator") are parties to an administration agreement. Under the agreement, the Administrator pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons of the Trust, brokerage fees and commissions, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation, to which the Trust may be a party. For its services as administrator, the Administrator receives a fee at an annual rate of 0.30% of the average daily net assets of each of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.35% of the average daily net assets of the Municipal Bond Fund.

The Administrator entered into a sub-administration agreement with First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation ("First Data"), under which FDISG (the "Sub-Administrator") provides administrative, accounting and transfer agent services to the Trust. The Administrator bears the fees of the Sub-Administrator for serving in this capacity.

First Data Distributors, Inc., a wholly-owned subsidiary of FDISG and an indirect wholly-owned subsidiary of First Data, acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of the Sub-Administrator and/or Distributor. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Adviser serves as an officer, Trustee or employee of the Trust. Prior to October 31, 1996, each Trustee was entitled to receive for services as a Trustee of the Trust a fee of $5,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Effective November 1, 1996, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy Fund ("Galaxy") and The Galaxy VIP Fund ("VIP") an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, Galaxy and VIP are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, Galaxy and VIP based on their relative net assets.

In addition, effective March 1, 1996, each Trustee became eligible to participate in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

The Sub-Administrator voluntarily agreed to reimburse the funds for Trustee fees so that total expenses would not exceed certain expense limitations. The Sub-Administrator at its discretion may revise or discontinue the voluntary expense reimbursement at anytime.

5. SECURITIES TRANSACTIONS:

The cost of purchases and the proceeds from sales of securities (excluding short-term investments and futures contracts) for the year ended March 31, 1997 for each Fund were as follows:

                                      U.S. Government                           Other Investment
                                         Securities                                Securities
                                 --------------------------                -------------------------------
                                  Purchases         Sales                   Purchases          Sales
                                 -----------      ---------                ------------      -------------
Large Company Index ..........   $   --           $   --                   $109,515,976      $30,387,446
Small Company Index ..........       --               --                     22,652,275       59,462,069
Utility Index ................       --               --                     85,965,223       96,024,846
U.S. Treasury Index ..........    43,805,117       54,306,263                   --               --
Municipal Bond ...............       --               --                      1,505,281        4,160,399

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 1997 for each Fund were as follows:

                                    Cost          Appreciation    (Depreciation)         Net
                                -----------------------------------------------------------------
Large Company Index ..........  $329,173,872      $105,445,945     $ (9,385,490)     $ 96,060,455
Small Company Index ..........   223,959,336       104,591,787      (16,971,757)       87,620,030
Utility Index ................    45,146,149         2,135,352       (1,679,573)          455,779
U.S. Treasury Index ..........   110,952,821           878,744       (2,578,406)       (1,699,662)
Municipal Bond ...............    19,794,902           368,775          (29,404)          339,371

During the fiscal year ended March 31, 1997, the Large Company Index Fund, the Small Company Index Fund, and the Utility Index Fund made distributions from long-term capital gains of $4,930,176, $16,084,089, and $2,272,644, respectively.

At March 31, 1997, the following Funds had capital loss carryforwards:

                               Capital loss      Expiration
                               Carryforward         Date
                              ---------------    ----------
U.S. Treasury Index .....       $ 4,601,076         2003
                                    548,015         2004
Municipal Bond ..........           789,593         2003
                                    203,341         2004

6. FINANCIAL INSTRUMENTS:

The Large Company Index, Small Company Index and Utility Index Funds may enter into stock index futures contracts that are traded on a national exchange. These Funds will enter into stock index futures contracts only for bonafide hedging purposes or as otherwise permitted by the Commodities Futures Trading Commission ("CFTC"). If permitted, these Funds may use stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a stock index futures contract is priced more attractively than the underlying index. The Municipal Bond Fund may enter into interest rate futures contracts and municipal bond index futures contracts only for bonafide hedging purposes or as otherwise permitted by CFTC regulations. In addition, the Municipal Bond Fund may purchase put or call options on interest rate and municipal bond index futures contracts, which are traded on a United States exchange, as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. The Fund will segregate assets to cover its commitments on purchased futures contracts.

Risks associated with using financial instruments such as futures as a hedge include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or the inability of counterparties to perform under the terms of the contract.

7. CONCENTRATION OF CREDIT RISK:

The Utility Index Fund will concentrate its investments in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of investment alternatives.

8. POST OCTOBER LOSSES:

Under current tax laws, certain capital losses realized after October 31 may be deferred and treated as occuring on the first day of the following year. For the fiscal year ended March 31, 1997, the Utility Index Fund elected to defer losses occuring between November 1, 1996 and March 31, 1997 in the amount of $464,372.

9. SUBSEQUENT EVENT:

At a special meeting of shareholders of the Small Company Index Fund and Utility Index Fund in May 1997, a change in the investment objective for each of these funds was approved. Prospectively, each fund will seek to provide investment results that, before the deduction of operating expenses, match the price and yield performance of U.S. publicly-traded stocks (i) with smaller stock market capitalizations (as represented by the S&P 600 Small Company Index) in the case of the Small Company Index Fund, and (ii) of companies engaged in the utility industry (as represented by the S&P Utility Index) in the case of the Utility Index Fund. Capital gains resulting from changes in securities holdings will be distributed to shareholders in 1997 to the extent not offset by other realized losses.

GALAXY
FUND II

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Galaxy Fund II:

     We have audited the accompanying statements of assets and liabilities of the Large Company Index Fund, Small Company Index Fund, Utility Index Fund, U.S. Treasury Index Fund and Municipal Bond Fund (five series of Galaxy Fund II), including the portfolios of investments, as of March 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods referenced therein. These financial statements and financial highlights are the responsibility of Galaxy Fund II's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the aforementioned series of Galaxy Fund II for periods prior to the year ended March 31, 1995 were audited by other auditors whose report dated May 16, 1994 expressed an unqualified opinion on such financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Galaxy Fund II as of March 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods referenced therein, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                 Coopers & Lybrand L.L.P.
May 6, 1997

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FN-347 (5/97) Date of first use: May 30, 1997